VANGUARD
BOND INDEX
FUND

ANNUAL REPORT 1995

In this Annual Report, I am delighted to formally introduce you to John J. Brennan, who, on January 31, 1996, will assume my responsibilities as Chief Executive Officer of Vanguard Bond Index Fund and the other Funds in The Vanguard Group. Mr. Brennan will continue to serve as President of the Funds, and I will continue to serve as Chairman of the Board.

         As a shareholder of the Fund since its inception and as Chairman of all the Vanguard Funds, I want to tell you that I am enthusiastic and confident that Jack Brennan is exactly the right person to succeed me as Chief Executive Officer. To use yet another Vanguard nautical metaphor, he will be the new captain. He has the qualities of leadership, integrity, intelligence, and vision that must continue to be Vanguard's hallmark as we move toward, and then into, the 21st century.

         I know that he has these qualities, because Jack Brennan and I have been working closely together since he joined Vanguard in 1982. He is a graduate of Dartmouth College and Harvard Business School. He started as Assistant to the Chairman and, rising like a rocket, became President in 1989. While, at age 41, he may seem young, he is in fact older than I was when I became Chief Executive Officer of Vanguard's predecessor organization in 1967, at the age of 38. Most important of all, Jack is completely dedicated to the Vanguard character, and believes in our basic mission: serving solely the shareholder, free of any conflict of interest. He believes in holding our costs of operation to a minimum, and in retaining our position as the lowest-cost provider of financial services in the world. He is a true competitor, who shares Vanguard's dedication to providing highly competitive returns to our investors relative to the returns provided by other mutual funds with comparable objectives. He also believes in reporting our results to shareholders with complete candor. He has the full support of the Board of Directors and our crew, and is committed to staying the course we have set for Vanguard. You need have no doubt that the essential elements that drew you to Vanguard in the first place will remain intact.

[FIGURE 1]

         As for me, I expect to fill a useful, if less demanding, role as Chairman of the Board. I shall keep a watchful eye over the interests of our shareholders, our crew, and our investment policies. I shall also speak out on industry affairs, reminding all who will listen of the primacy of the interests of mutual fund shareholders. I will be readily available to provide Jack Brennan with whatever wisdom I may have acquired during my lifetime of experience in this wonderful industry and in my service as captain of Vanguard since I founded this unique organization more than two decades ago.

         In short, I'll still be around. Thank you for all your confidence in me in the past and, in advance, for your continued confidence in Vanguard under Jack Brennan's leadership.

/s/ JOHN C. BOGLE
-----------------

VANGUARD BOND INDEX FUND CONSISTS OF FOUR PORTFOLIOS--TOTAL BOND MARKET, SHORT-TERM BOND, INTERMEDIATE-TERM BOND, AND LONG-TERM BOND--WITH PRESCRIBED MATURITY AND QUALITY STANDARDS, EACH OF WHICH SEEKS TO MATCH THE INVESTMENT PERFORMANCE OF ITS COMPARABLE LEHMAN BOND INDEX.

                               CHAIRMAN'S LETTER

FELLOW SHAREHOLDER:

With a total return of +18.2% during 1995--as our tenth anniversary year begins--the Total Bond Market Portfolio of Vanguard Bond Index Fund enjoyed the largest gain in its history. In their first full year of operations, the new Short-Term, Intermediate-Term, and Long-Term Bond Portfolios also staged impressive gains. Our outstanding absolute returns were the product of a strong bull market in bonds; our exceptional relative returns simply reaffirm the value of indexing in the bond arena.

         The table below presents the total return (capital change plus reinvested dividends) for each Portfolio during the past twelve months, compared to the unmanaged bond market index it emulates. These Indexes are difficult benchmark standards, because they are calculated "on paper," without the real world expenses of fund operations, advisory fees, portfolio transaction costs, and the impact of cash reserves.

         Our results in 1995 offer as good an example as you are likely to find of the relationship between interest rates and bond returns. When interest rates decrease sharply, as in 1995, returns rise hand in hand with the length of bond maturities. But I would underscore that, when interest rates increase, returns will show greater declines as maturities lengthen. In such an environment, negative total returns are possible. Nonetheless, as you can see, our Portfolios' total returns were simply outstanding during this past year:

---------------------------------------------------------------------
                                                   TOTAL RETURN
                                           --------------------------
                                                    YEAR ENDED
                                                DECEMBER 31, 1995
                                           --------------------------
                                           VANGUARD        BENCHMARK*
---------------------------------------------------------------------
TOTAL BOND MARKET                            +18.2%         +18.5%
SHORT-TERM BOND                              +12.9          +12.9
INTERMEDIATE-TERM BOND                       +21.1          +21.4
LONG-TERM BOND                               +29.7          +30.0
---------------------------------------------------------------------

* Respectively, the Lehman Aggregate Bond Index and its Short-Term Bond, Intermediate-Term Bond, and Long-Term Bond components.

Detailed per share figures for each Portfolio, including net asset values, income dividends, and any capital gains distributions are presented in a table at the conclusion of this letter.

THE BOND MARKET IN 1995

Simply put, the bond market during 1995 was just as good (very) as 1994 was bad (also very). Indeed, bond prices not only recouped last year's lost ground, but achieved gains that were more than compensatory. Looking at it from the perspective of yield levels, interest rates at the close of 1995 had returned to levels not seen since the close of 1993--before their quantum leap that began in February 1994.

         Interest rates on long-term (30-year) U.S. Treasury bonds opened 1995 at 7.8% and declined during the year to just below 6.0%. Other maturities followed suit: the yield on intermediate-term (10-year) U.S. Treasury bonds fell from 7.8% to 5.6%, and the yield on short-term (3-year) U.S. Treasury bonds fell from 7.8% to 5.3%. This table shows the components of return for each of these three maturity classes:

-------------------------------------------------------------------------------------
                                                                TOTAL RETURN
                                                    ---------------------------------
                                                                 YEAR ENDED
                                    YEAR-END                  DECEMBER 31, 1995
                                     YIELDS         ---------------------------------
U.S. TREASURY                   ---------------       PRICE       INTEREST     TOTAL
BOND MATURITY                   1994       1995     INCREASE       INCOME     RETURN
-------------------------------------------------------------------------------------
SHORT-TERM                      7.8%        5.3%      + 4.2%       +7.8%      +12.0%
INTERMEDIATE-TERM               7.8         5.6       +14.6        +7.8       +22.4
LONG-TERM                       7.8         6.0       +24.3        +7.8       +32.1
-------------------------------------------------------------------------------------

This table is presented to reinforce two principal points: (1) price volatility increases as maturity increases (last year, enhancing bond returns; in 1994, hampering returns); and (2) interest income is a vital component of total return. In the 1994 bear market, income helped to mitigate the sharp decline in bond prices; in the 1995 bull market, income provided an important increment to the large price increases.

         To say that the 1995 rate decline was unexpected is to understate the cautious market sentiment as the year began. A year ago, The Wall Street Journal published its regular poll of some 50

[FIGURE 2]


learned economists and senior bond managers of large investment firms. As a group, they forecast a year-end yield of 7.6% on long-term U.S. Treasury bonds (a decline of 20 basis points). In fact, as we now know, the closing yield was 6.0%, a decline of 180 basis points. They were also wide of the mark in forecasting the yield on 90-day U.S. Treasury bills, indeed predicting a large increase in Treasury bill rates only to see rates fall sharply. This table compares the forecast yields with actual yields at year end:

-------------------------------------------------------------------------------------
                                          YIELD
                              -----------------------------
                                                                      BASIS POINT
                              12/31/94         12/31/95             CHANGE IN YIELD
                              --------   ------------------       -------------------
                               ACTUAL    FORECAST    ACTUAL       FORECAST    ACTUAL
-------------------------------------------------------------------------------------
90-DAY U.S.
  TREASURY BILLS                5.6%        6.4%        5.0%        +80        - 60
LONG-TERM U.S.
  TREASURY BONDS                7.8         7.6         6.0         -20        -180
-------------------------------------------------------------------------------------

This example of failed economic forecasting is far from rare. It suggests that bond investors should be leery of taking action on the basis of conventional (and "professional") wisdom.

         In all, as the earlier table shows, it was a splendid year for bonds of all maturities, the culmination of a three-year period that contains an important slice of U.S. economic history. The low level of short-term interest rates that prevailed from September 1992 through January 1994 reflected an economy that was at first in recession, and then recovered sluggishly. But, by February 1994, the economy had moved into higher gear, and the Federal Reserve decided it was time to put on the brakes to avoid the risk that inflation would again rear its ugly head. The Fed intervened by raising the Federal funds rate (the short-term rate at which banks borrow from one another) an unprecedented seven times in the 13 ensuing months. Taken together, these increases doubled this key rate, from 3.0% in February 1994 to 6.0% in February 1995.

         This series of increases was designed to rein in a vibrant economy and quell inflationary fears. The Fed apparently achieved its objective, as inflation remained at low levels throughout this period. However, with the economy again showing evidence of weakness by mid-1995, the Fed went back on the offensive and lowered the Federal funds rate in July (to 5.75%) and again in December (to 5.5%).

         The dramatic swings in interest rates that have marked the first six years of the 1990s were accompanied by enormous fluctuations in the prices of long-term Treasuries, more moderate fluctuations in the prices of intermediate-term Treasuries, and very modest price fluctuations for short-term issues. For example, the upward rate swing in 1994 drove long-bond prices down by -16%; the ensuing recovery in 1995 sent prices right back up by +24%. To mitigate this volatility that is indigenous to long-term bonds, investors should hold some bonds with shorter maturities. Of course, 90-day U.S. Treasury bills (Vanguard Money Market Reserves offers a Portfolio that invests solely in U.S. Treasury bills) are essentially devoid of principal volatility, but only at the price of much less income and income durability.

THE FUND IN FISCAL 1995

It's a bit difficult to avoid superlatives when discussing the results of our four Portfolios during the past year. While it would have been virtually impossible for any bond fund not to be swept along by the Bay-of-Fundy-type flood tide that carried the bond market upward, our Index Portfolios far exceeded the norms established by conventionally managed fixed-income funds with comparable quality and maturity characteristics.(1)

         In particular, it is a pleasure to report on the achievement of such success in our Short-Term, Intermediate-Term, and Long-Term Bond
Portfolios, given that 1995 was their first full calendar year of operations. They were formed on March 1, 1994, and our confidence in this new approach to bond indexing has proved to be fully justified. This table shows the total returns of our four Portfolios compared to their competitive norms:

----------------------------------------------------------------------------------------
                                                  TOTAL RETURN
                             -----------------------------------------------------------
                                                   YEAR ENDED
                                                DECEMBER 31, 1995
                             -----------------------------------------------------------
                                                     AVERAGE
                                                   COMPARABLE                 VANGUARD
PORTFOLIO                    VANGUARD                 FUND*                  ADVANTAGE
----------------------------------------------------------------------------------------
TOTAL BOND MARKET             +18.2%                  +15.0%                   +3.2%
----------------------------------------------------------------------------------------
SHORT-TERM BOND               +12.9%                  +10.8%                   +2.1%
INTERMEDIATE-TERM
 BOND                         +21.1                   +15.8                    +5.3
LONG-TERM BOND                +29.7                   +20.6                    +9.1
----------------------------------------------------------------------------------------

* Represents a blended weighting of bond funds with similar quality and maturity characteristics.

As wonderful as these relative returns were, we should note that they reflect three independent factors. First, we believe that our Portfolios, while properly placed in their maturity and quality groups, carry somewhat longer maturities than our peers. (Not that our peers lack the ability to lengthen their maturities if they wish to do so.) To the extent that our Portfolios hold longer maturities than our peers, our net asset values will rise more when interest rates fall (as in 1995), but decline more when interest rates rise (as in 1994).

         Second, we gain, I believe, a significant advantage by matching our maturities to the market indexes we emulate, without guessing at the future course of interest rates and without adjusting the Portfolios to reflect our humble opinions. (As noted in the table on page 2, interest rate seers almost universally failed to forecast, even with vague accuracy, the sharp decline in interest rates that transpired during 1995.)

         Third, we hold what has been a durable advantage in terms of our low costs--a strong enhancement for our relative returns. Our Portfolios pay no advisory fees and are administered on an "at-cost" basis, as are all of the mutual funds in The Vanguard Group. They operated at an expense ratio (expenses as a percentage of average net assets) of only 0.20% in 1995, compared to an expense ratio of 0.97% for the average fixed-income mutual fund. This advantage, other factors held equal, enhances our returns by 0.77% annually, equivalent to an almost 15% increase in income in a bond portfolio when yields are running in the area of 7%.

AS OUR TENTH YEAR BEGINS

To be sure, one year--especially a bull market year like 1995--is an awkwardly short period for sound evaluation. Nonetheless, the three principles above are reflected in the lifetime history of our original Total Bond Market Portfolio, which began operations on December 11, 1986. The chart on page 4 reflects our cumulative total return during this period, and compares our Portfolio's results with the returns of the Lehman Aggregate Bond Index and the average fixed-income mutual fund, which we define as a composite of bond mutual funds weighted according to the structure of our unmanaged performance standard, the Lehman Aggregate Bond Index. The table on the following page summarizes the record of the Total Bond Market Portfolio relative to these two competitive standards.

                                                                     (continued)

---------------
(1) When we published our booklet The Triumph Of Indexing in early 1995, little did we know that the year would work out so favorably for index funds.

[FIGURE 3]

         Average Annual Total Returns--Periods Ended December 31, 1995
---------------------------------------------------------------------------------
                                 1 Year         5 Years        Since Inception*
---------------------------------------------------------------------------------
VANGUARD TOTAL BOND MARKET
  PORTFOLIO**                    +18.15%          +9.24%            +8.41%
AVERAGE FIXED INCOME FUND        +14.98           +7.65             +7.35
LEHMAN AGGREGATE BOND INDEX      +18.47           +9.48             +8.94

 * Inception, December 11, 1986.

** Performance figures are adjusted for the $10 annual account maintenance fee.

Note: Past performance is not predictive of future performance.


-----------------------------------------------------------
                                     TOTAL RETURN
                             ------------------------------
                                DECEMBER 11, 1986, TO
                                  DECEMBER 31, 1995
                             ------------------------------
                                               FINAL VALUE
                              AVERAGE           OF INITIAL
                              ANNUAL            INVESTMENT
                               RATE             OF $10,000
-----------------------------------------------------------
TOTAL BOND MARKET PORTFOLIO    +8.4%             $20,770
-----------------------------------------------------------
AVERAGE FIXED INCOME FUND      +7.3%             $19,010
LEHMAN BOND INDEX              +8.9               21,710
-----------------------------------------------------------

The absolute returns depicted in the table above, of course, represent past results achieved during a rather favorable climate for fixed-income securities. They are in no way representative of the returns that should be expected in the future. Results in the years ahead may be better or worse than those of the past, although it is probably fair to predict that future total returns for bonds will be lower than in this past period. Why? Because the yield on intermediate-term bonds today is 5.6%, compared with 7.3% at the close of 1986. As a result, it seems unlikely that we will enjoy a repeat of the yield-driven price increases that marked this period.

         I would also like to call your attention to the five-year returns shown in the chart above. During this period, the average annual return of the Total Bond Market Portfolio has closely mirrored the performance of the Lehman Aggregate Bond Index. In fact, the difference in return of 24 basis points per year is almost entirely accounted for by the Portfolio's expense ratio (0.20%).

A BIT OF BACKGROUND

Back in 1986, at the tenth anniversary of Vanguard Index Trust, the first stock index mutual fund, Vanguard was carefully considering the issue of bond indexing. At about that time, FORBES magazine, in an article about the sub-average performance of most bond funds, plaintively pleaded with us to start the first bond index fund for individual investors, asking: "Vanguard, what are you waiting for?"

         Given that we had determined that a high-quality, low-cost, no-load bond index fund with an intermediate-term maturity would come to be a sound vehicle for fixed-income investors--and, of course, not wanting to disappoint FORBES--we began the operations of the Total Bond Market Portfolio of Vanguard Bond Index Fund in December 1986.

         It has been an artistic success, consistently providing fine performance relative to actively managed bond funds with comparable investment characteristics. It also seems fair to describe it as a commercial success. As we enter 1996, this Portfolio has garnered assets of more than $2.8 billion. Encouraged by its acceptance, we decided to introduce three more narrowly focused bond index portfolios in March 1994. (Typically, for Vanguard, at a time when interest rates were rising and bond prices were falling.)

         These portfolios were designed to closely track the Lehman Short-Term, Intermediate-Term, and Long-Term Bond Indexes. All three are composed largely of U.S. Treasury and agency obligations and high-grade corporate bonds; their combined assets had risen to nearly $600 million at the close of 1995.(2) While the Total Bond Market Portfolio also has an intermediate-term maturity structure, unlike the Intermediate-Term Bond Portfolio it also includes GNMAs and other mortgage-backed securities. (The pie charts below show the composition of each Index.)

         We have included in the charts a figure for the "duration" of each Index, as an aid to help you determine the expected price volatility of each Vanguard Portfolio. I won't get into the specific calculation of duration, but I will describe its usefulness: it measures the expected sensitivity of a bond's price to any change in interest rates. For instance, if a bond's duration were 10 years, a one-percentage-point increase in interest rates would cause its price to decline by approximately -10%; a one-percentage-point decrease in rates would raise its

----------------
(2) Our new low-cost index Portfolios would have been revolutionary if only Vanguard did not itself already offer a series of roughly comparable actively managed Portfolios with very low costs and clearly defined maturity and quality standards.


COMPOSITION OF LEHMAN BOND INDEXES

AGGREGATE BOND

[FIGURE 4]

YIELD TO MATURITY:    6.08%
AVERAGE QUALITY:     Aaa/Aa1
AVERAGE MATURITY:   8.5 YEARS
AVERAGE DURATION:   4.5 YEARS


SHORT-TERM BOND

[FIGURE 5]

YIELD TO MATURITY:    5.39%
AVERAGE QUALITY:    Aaa+/Aaa
AVERAGE MATURITY:   2.7 YEARS
AVERAGE DURATION:   2.3 YEARS


INTERMEDIATE-TERM BOND

[FIGURE 6]

YIELD TO MATURITY:    5.95%
AVERAGE QUALITY:     Aa1/Aa2
AVERAGE MATURITY:   7.6 YEARS
AVERAGE DURATION:   5.4 YEARS


LONG-TERM BOND

[FIGURE 7]

YIELD TO MATURITY:    6.50%
AVERAGE QUALITY:     Aaa/Aa1
AVERAGE MATURITY:  23.3 YEARS
AVERAGE DURATION:  10.2 YEARS
price by about +10%. Another advantage of duration is its proportionality (i.e., a bond with a duration of two years is half as volatile as a bond with a duration of four years). The right-hand table on the first page of my letter illustrates the relative price volatility for long-, intermediate-, and short-term bonds.

IN SUMMARY

The past year has been an extraordinarily productive period for each of our four Index Portfolios. It is the capstone of a near-perfect decade in which returns on bond portfolios were well above historical norms. This is in itself a reason for caution. But I feel confident that investors who use the Fund's Index Portfolios as they are intended to be used will earn returns that not only virtually match the bond market segments on which they focus, but exceed the competitive norms of other similarly situated bond portfolios.

         A year ago, near the depths of the bond market plunge, I expressed to you the thought that, "the probabilities favor better total returns in the coming year." That cautious pronouncement proved to be an understatement, and we enjoyed 1995 returns that were outstanding. With the Fund's three new Portfolios, you now are able to select your maturity target--ranging in duration from the Long-Term Portfolio, for investors who want to receive yields that are more durable and are willing to accept greater price volatility, to the Short-Term Portfolio, for investors who can accept lower yields and in return expect lower price volatility. In that regard, it seems to me that the Short-Term Portfolio represents a sound option for money market fund investors with a slightly longer time horizon, who seek enhanced yield in return for fairly small variations in principal value.

         As by far the largest bond index mutual fund in the field, we appreciate the investor confidence represented by our $3.4 billion asset base. We shall not let you down. What's more, we shall, of course, maintain the carefully structured, high-quality, low-cost, index-oriented philosophy you have every right to expect. In short, we shall "stay the course." A year ago, with the bond market in a state of disarray, we urged you to stay the course as well. We reiterate that advice today.

Sincerely,

/s/ JOHN C. BOGLE
-----------------
John C. Bogle
Chairman of the Board

January 9, 1996

Note: Mutual fund data from Lipper Analytical Services, Inc.


------------------------------------------------------------------------------------------------------------------------
                                                                   NET ASSET VALUE
                           TOTAL                                      PER SHARE
                         NET ASSETS                              --------------------        TWELVE MONTHS        CURRENT
                         (MILLIONS)     AVERAGE      AVERAGE     DEC. 31,    DEC. 31,   -----------------------     SEC
PORTFOLIO              DEC. 31, 1995   MATURITY      QUALITY       1994        1995     DIVIDENDS TOTAL RETURN*    YIELD
------------------------------------------------------------------------------------------------------------------------
TOTAL BOND MARKET            $2,405   8.8 YEARS         Aa1       $9.17      $10.14        $.650       +18.2%       6.12%
  INSTITUTIONAL SHARES          413   8.8 YEARS         Aa1        9.87**     10.14         .174       + 4.5***     6.22
SHORT-TERM BOND                 208   2.7 YEARS         Aaa        9.50       10.07         .623       +12.9        5.49
INTERMEDIATE-TERM BOND          346   7.4 YEARS         Aa1        9.18       10.37         .661       +21.0+       5.87
LONG-TERM BOND                   24  21.6 YEARS         Aaa        8.96       10.82         .692       +29.7++      6.27
------------------------------------------------------------------------------------------------------------------------

  * Performance figures are adjusted for the $10 annual account maintenance fee.

 ** Net asset value on September 18, 1995.

*** Performance figure since inception.

  + Includes capital gains distribution of $.027.

 ++ Includes capital gains distribution of $.024.

[FIGURE 8]

   Average Annual Total Returns--Periods Ended December 31, 1995
--------------------------------------------------------------------
                                         1 Year     Since Inception*
--------------------------------------------------------------------
VANGUARD SHORT-TERM PORTFOLIO**          +12.87%         +6.60%
AVERAGE SHORT-TERM BOND FUND             +10.78          +5.72
LEHMAN SHORT-TERM BOND INDEX             +12.88          +6.69
--------------------------------------------------------------------

[FIGURE 9]

   Average Annual Total Returns--Periods Ended December 31, 1995
--------------------------------------------------------------------
                                         1 Year     Since Inception*
--------------------------------------------------------------------
VANGUARD INTERMEDIATE-TERM
  PORTFOLIO**                            +21.05%         +9.21%
AVERAGE INTERMEDIATE-TERM
  BOND FUND                              +15.85          +6.60
LEHMAN INTERMEDIATE-TERM
  BOND INDEX                             +21.43          +9.48
--------------------------------------------------------------------

[FIGURE 10]

   Average Annual Total Returns--Periods Ended December 31, 1995
--------------------------------------------------------------------
                                         1 Year     Since Inception*
--------------------------------------------------------------------
VANGUARD LONG-TERM PORTFOLIO**           +29.67%        +12.31%
AVERAGE LONG-TERM BOND FUND              +20.63         + 7.52
LEHMAN LONG-TERM BOND INDEX              +29.95         +12.53
--------------------------------------------------------------------

 * Inception, March 1, 1994.

** Performance figures are adjusted for the $10 annual account maintenance fee.
   Past performance is not predictive of future performance.

VANGUARD BOND INDEX FUND INSTITUTIONAL SHARES

The Board of Trustees of Vanguard Bond Index Fund has approved a new institutional class of shares for the Total Bond Market Portfolio. The new institutional shares have a lower operating expense ratio (0.10% versus 0.20%) and a higher minimum initial investment requirement ($10,000,000 versus $3,000) than the regular shares of the Total Bond Market Portfolio.

         The investment objectives of the two classes of shares are identical: to provide investors with a low-cost method of consistently capturing the return of the U.S. bond market, as defined by the Lehman Aggregate Bond Index. Both also operate under the same investment policies and credit quality standards and are managed by the same investment adviser, Vanguard Fixed Income Group.

         The new class of shares is designed to take advantage of a multiple-class structure, which reduces some of the expense that would be incurred if we were to offer a separate institutional bond portfolio. What's more, the multiple-class structure allows Institutional Bond Index shareholders to participate in a bond fund--the Total Bond Market Portfolio--with aggregate assets of nearly $3 billion.

         The total investment return to our institutional shareholders for the period from September 18, 1995, through December 31, 1995, was +4.53%. At year end, the yield of the Total Bond Market Portfolio Institutional Shares was 6.22%.


AVERAGE ANNUAL TOTAL RETURNS--THE AVERAGE ANNUAL TOTAL RETURNS FOR THE PORTFOLIOS (PERIODS ENDED DECEMBER 31, 1995) ARE AS FOLLOWS:

                                                                             SINCE INCEPTION
                                                                     --------------------------------
                           INCEPTION                                 TOTAL        INCOME      CAPITAL
PORTFOLIO                    DATE         1 YEAR       5 YEARS       RETURN       RETURN       RETURN
---------                    ----         ------       -------       ------       ------       ------
TOTAL BOND MARKET*         12/11/86       +18.15%       +9.24%      + 8.41%        +7.99%       +0.42%
  INSTITUTIONAL SHARES      9/18/95       + 4.53**         --           --            --           --
SHORT-TERM BOND*             3/1/94       +12.87           --       + 6.60         +6.22        +0.38
INTERMEDIATE-TERM BOND*      3/1/94       +21.05           --       + 9.21         +7.07        +2.14
LONG-TERM BOND*              3/1/94       +29.67           --       +12.31         +7.80        +4.51

ALL OF THESE DATA REPRESENT PAST PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

 * PERFORMANCE FIGURES ARE ADJUSTED FOR THE $10 ANNUAL ACCOUNT MAINTENANCE FEE.

** PERFORMANCE FIGURE SINCE INCEPTION.

                         TOTAL INVESTMENT RETURN TABLE

The following table illustrates the results of a single-share investment in VANGUARD BOND INDEX FUND-TOTAL BOND MARKET PORTFOLIO since inception through December 31, 1995. During the period illustrated, long-term bond prices fluctuated widely; these results should not be considered a representation of the dividend income or capital gain or loss that may be realized from an investment made in the Portfolio today.


-------------------------------------------------------------------------------------------------------------------------
PERIOD                               PER SHARE DATA                                       TOTAL INVESTMENT RETURN*
-------------------------------------------------------------------------------------------------------------------------
                                                                            Total Bond Market Portfolio            Lehman
                                                        Value with Income  -----------------------------        Aggregate
Year Ended     Net Asset  Capital Gains     Income    Dividends & Capital  Capital     Income      Total       Bond Index
December 31        Value  Distributions  Dividends       Gains Reinvested   Return     Return     Return     Total Return
-------------------------------------------------------------------------------------------------------------------------
INITIAL (12/86)   $10.00             --         --                 $10.00       --         --         --              --
-------------------------------------------------------------------------------------------------------------------------
1986                9.94             --      $.028                   9.98    - 0.6%      +0.4%     - 0.2%          - 0.2%
-------------------------------------------------------------------------------------------------------------------------
1987                9.20             --       .834                  10.09    - 7.4       +8.5      + 1.1           + 2.8
-------------------------------------------------------------------------------------------------------------------------
1988                9.05             --       .807                  10.84    - 1.6       +8.9      + 7.3           + 7.9
-------------------------------------------------------------------------------------------------------------------------
1989                9.44             --       .797                  12.31    + 4.3       +9.3      +13.6           +14.5
-------------------------------------------------------------------------------------------------------------------------
1990                9.41             --       .796                  13.38    - 0.3       +8.9      + 8.6           + 9.0
-------------------------------------------------------------------------------------------------------------------------
1991                9.99          $.025       .766                  15.42    + 6.4       +8.8      +15.2           +16.0
-------------------------------------------------------------------------------------------------------------------------
1992                9.88           .092       .699                  16.52    - 0.2       +7.3      + 7.1           + 7.4
-------------------------------------------------------------------------------------------------------------------------
1993               10.06           .120       .638                  18.12    + 3.0       +6.7      + 9.7           + 9.8
-------------------------------------------------------------------------------------------------------------------------
1994                9.17           .002       .622                  17.64    - 8.8       +6.1      - 2.7           - 2.9
-------------------------------------------------------------------------------------------------------------------------
1995               10.14             --       .650                  20.84    +10.6       +7.6      +18.2           +18.5
-------------------------------------------------------------------------------------------------------------------------
LIFETIME                                                                                          +107.7%         +117.1%
-------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                                                                         +8.4%           +8.9%
-------------------------------------------------------------------------------------------------------------------------

* Includes reinvestment of income dividends and any capital gains distributions for both the Portfolio and the Index. Portfolio performance adjusted for the $10 annual account maintenance fee.

Note: No adjustment has been made for income taxes payable by shareholders on reinvested income dividends and capital gains distributions.

                            STATEMENT OF NET ASSETS

                                                            FINANCIAL STATEMENTS
                                                               December 31, 1995

                                                             Face         Market
TOTAL BOND MARKET                                          Amount          Value
PORTFOLIO                                                   (000)         (000)+
--------------------------------------------------------------------------------
U.S. GOVERNMENT &
  AGENCY OBLIGATIONS (62.8%)
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (32.2%)
  U.S. Treasury Bonds
    7.25%, 5/15/16                                      $     680      $     776
    7.50%, 11/15/16                                         2,135          2,503
    7.625%, 2/15/07                                           670            737
    7.875%, 11/15/07-2/15/21                               15,095         18,577
    8.125%, 8/15/19-8/15/21                                39,120         49,353
    8.50%, 2/15/20                                         38,670         50,525
    8.75%, 5/15/17-8/15/20                                 71,725         95,170
    8.875%, 8/15/17-2/15/19                                74,215         99,492
    9.125%, 5/15/09-5/15/18                                56,340         77,357
    9.25%, 2/15/16                                            435            598
    9.375%, 2/15/06                                           110            141
    9.875%, 11/15/15                                        4,890          7,073
    10.00%, 5/15/10                                         2,000          2,608
    10.375%, 11/15/09-11/15/12                             48,995         66,813
    10.75%, 2/15/03-8/15/05                                40,880         56,143
    11.125%, 8/15/03                                        1,135          1,523
    11.25%, 2/15/15                                           200            320
    11.625%, 11/15/02-11/15/04                             13,650         18,413
    11.75%, 2/15/10-11/15/14                                1,085          1,661
    12.00%, 8/15/13                                           350            539
    12.375%, 5/15/04                                          100            145
    12.75%, 11/15/10                                          380            579
    13.375%, 8/15/01                                        2,600          3,586
    14.00%, 11/15/11                                        5,420          8,990
  U.S. Treasury Notes
    4.75%, 8/31/98                                          4,560          4,507
    5.125%, 4/30/98                                         1,950          1,946
    5.25%, 7/31/98                                          5,600          5,602
    5.375%, 5/31/98                                         1,800          1,806
    5.875%, 7/31/97                                         7,550          7,626
    6.00%, 11/30/97                                         1,900          1,928
    6.75%, 2/28/97-6/30/99                                 19,350         20,170
    6.875%, 7/31/99                                        18,710         19,646
    7.25%, 8/31/96-8/15/04                                 13,620         15,095
    7.50%, 2/29/96-10/31/99                                19,075         20,448
    7.75%, 3/31/96-2/15/01                                 45,985         49,878
    7.875%, 4/15/98-11/15/04                               19,950         21,576
    8.00%, 1/15/97                                            850            873
    8.50%, 5/15/97-2/15/00                                106,855        113,081
    8.625%, 8/15/97                                        24,850         26,155
    8.75%, 10/15/97                                         1,000          1,060
    8.875%, 11/15/98-2/15/99                               24,875         27,410
    9.125%, 5/15/99                                         3,000          3,348
    9.25%, 8/15/98                                          1,000          1,097
  U.S. Treasury Strip
    0.00%, 8/15/01                                          1,000            740
                                                                       ---------
        GROUP TOTAL                                                      907,614
                                                                       ---------
--------------------------------------------------------------------------------
AGENCY BONDS AND NOTES (1.7%)
  Federal Home Loan Bank
    6.85%, 2/25/97                                            560            569
    6.99%, 4/25/97                                            390            398
    8.10%, 3/25/96                                            115            116
    8.25%, 6/25/96                                            335            340
    8.60%, 1/25/00                                            110            122
  Federal Home Loan Mortgage Corp.
    4.125%, 10/21/96                                          515            510
    6.09%, 3/1/00                                             285            284
  Federal Land Bank
    7.95%, 10/21/96                                           175            178
  Federal National Mortgage Assn.
    4.95%, 9/30/98                                          2,350          2,315
    5.30%, 3/11/98                                         10,400         10,322
    5.35%, 8/12/98                                         12,350         12,263
    5.80%, 12/10/03                                         2,300          2,285
    6.20%, 7/10/03                                            625            622
    6.40%, 3/25/03                                          5,000          5,028
    8.10%, 8/12/19                                            110            133
    8.20%, 3/10/98                                            225            238
    8.35%, 11/10/99                                           170            186
    8.45%, 7/12/99                                            110            120
    8.625%, 10/18/21                                        1,170          1,262
    8.70%, 6/10/99                                            110            121
    9.55%, 3/10/99                                            225            252
  Government Trust Certificate
    9.625%, 5/15/02                                           550            612
  Private Export Funding Corp.
    7.70%, 1/31/97                                            500            511
    8.40%, 7/31/01                                            225            253
  Resolution Funding Corp.
    8.125%, 10/15/19                                          550            677
    8.625%, 1/15/30                                           110            147
    8.875%, 7/15/20                                           280            371
  Small Business Administration
    Variable Rate Interest Only
    Custodial Receipts
    2.719%, 6/25/00                                        27,091          3,564
  Tennessee Valley Authority
    8.375%, 10/1/99                                           610            668
    8.625%, 11/15/29                                        4,000          4,536
                                                                       ---------
        GROUP TOTAL                                                       49,003
                                                                       ---------
--------------------------------------------------------------------------------
MORTGAGE OBLIGATIONS (28.9%)
  Bear Stearns Collateralized Mortgage
    Obligation Series 1988-4B
    (Secured by Federal Home Loan
    Mortgage Corp.)
    9.20%, 11/1/18                                            152            160

                                                             Face         Market
                                                           Amount          Value
                                                            (000)         (000)+
--------------------------------------------------------------------------------
  Federal Home Loan Mortgage Corp.
    5.50%, 12/1/98-11/1/08                              $   5,334      $   5,272
    6.00%, 6/1/98-1/1/25                                   24,114         23,904
    6.50%, 2/1/98-11/1/25                                  54,192         54,097
    7.00%, 1/1/98-12/1/25                                  62,114         62,938
    7.50%, 6/1/97-12/1/25                                  45,697         46,943
    8.00%, 6/1/96-12/1/25                                  33,642         34,885
    8.50%, 2/1/96-9/1/25                                   18,514         19,320
    9.00%, 8/1/01-6/1/25                                   11,978         12,619
    9.50%, 6/1/16-12/1/22                                   6,112          6,511
    10.00%, 7/1/00-3/1/21                                   1,999          2,185
    10.50%, 9/1/00-12/1/15                                    889            939
    11.25%, 8/1/14                                             49             54
  Federal Housing Administration
    7.43%, 10/1/20                                            551            565
  Federal National Mortgage Assn.
    5.50%, 1/1/01-6/1/09                                    2,716          2,655
    6.00%, 10/1/00-9/1/24                                  19,143         18,903
    6.50%, 2/1/00-9/1/25                                   53,975         53,816
    7.00%, 9/1/99-12/1/25                                  70,045         70,868
    7.50%, 1/1/00-12/1/25                                  51,624         52,991
    7.75%, 10/1/02                                          1,722          1,754
    8.00%, 8/1/99-12/1/25                                  43,094         44,673
    8.50%, 12/1/98-8/1/25                                  20,734         21,655
    9.00%, 6/1/97-11/1/25                                  14,762         15,561
    9.50%, 10/1/01-2/1/25                                   8,895          9,486
    10.00%, 8/1/05-6/1/22                                   4,541          4,914
    10.50%, 11/1/00-8/1/20                                  1,678          1,844
    (Collateralized Mortgage Obligation)
    9.50%, 7/25/07                                            129            130
  Government National Mortgage Assn.
    6.00%, 3/1/09-5/15/24                                   3,870          3,803
    6.50%, 9/15/08-9/15/25                                 20,170         20,105
    7.00%, 6/15/08-9/15/25                                 44,456         45,085
    7.50%, 1/15/08-11/15/25                                41,846         43,120
    8.00%, 11/15/01-8/15/25                                42,826         44,692
    8.50%, 5/15/10-12/15/25                                22,498         23,672
    9.00%, 8/15/01-6/15/25                                 28,558         30,353
    9.50%, 1/1/04-4/15/25                                  14,636         15,744
    10.00%, 3/15/00-8/15/25                                 5,280          5,805
    10.50%, 11/15/10-1/15/21                                5,742          6,371
    11.00%, 4/15/13                                            20             23
    11.50%, 3/15/10-11/15/17                                  534            604
    12.00%, 4/15/15                                             4              4
  Resolution Trust Corp.
    Collaterialized Mortgage
    Obligations
    7.75%, 12/25/18                                         4,462          4,442
    10.40%, 8/25/21                                         1,753          1,835
                                                                       ---------
        GROUP TOTAL                                                      815,300
                                                                       ---------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS (Cost $1,681,595)                                        1,771,917
--------------------------------------------------------------------------------
CORPORATE BONDS (31.7%)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (3.2%)
  Banc One Credit Card Master Trust
    7.55%, 12/15/99                                         8,850          9,174
  Chase Manhattan Credit Card Trust
    7.40%, 5/15/00                                          3,850          3,925
    7.65%, 11/15/98                                           375            375
    8.75%, 8/15/99                                          3,850          3,902
  Discover Card Master Trust
    5.40%, 11/16/01                                         8,850          8,822
  First Chicago Master Trust
    6.25%, 8/15/99                                          5,400          5,457
    8.40%, 6/15/98                                          5,700          5,766
  MBNA Master Credit Card Trust
    6.20%, 8/15/99                                          5,700          5,755
    7.75%, 10/15/98                                         3,850          3,909
  Sears Credit Card Trust
    5.90%, 11/15/98                                         1,902          1,906
    7.25%, 7/16/01                                          8,850          9,093
    7.75%, 9/15/98                                          3,850          3,907
  Signet Credit Card Master Trust
    4.85%, 4/15/00                                          5,615          5,580
  Standard Credit Card Trust
    6.80%, 4/7/01                                           8,850          9,157
    8.00%, 10/7/97                                          5,700          5,780
    8.50%, 8/7/97                                           5,700          5,769
    9.375%, 9/10/98                                         2,000          2,106
                                                                       ---------
        GROUP TOTAL                                                       90,383
                                                                       ---------
--------------------------------------------------------------------------------
FINANCE (14.7%)
  American Express Credit Corp.
    8.50%, 6/15/99                                          2,325          2,519
  American General Finance
    5.875%, 7/1/00                                          3,770          3,725
    7.15%, 5/15/97                                          4,350          4,438
    7.45%, 7/1/02                                           1,575          1,689
    8.00%, 2/15/00                                         11,700         12,596
    8.50%, 8/15/98                                            700            748
  Associates Corp.
    5.875%, 8/15/97                                           300            302
    6.25%, 3/15/99                                          7,500          7,617
    6.875%, 1/15/97                                         1,000          1,012
    7.25%, 5/15/98                                          4,800          4,975
    7.50%, 4/15/02                                          4,800          5,170
    8.75%, 2/1/96                                             210            210
    9.70%, 5/1/97                                           3,050          3,211
  AVCO Financial Services
    5.50%, 5/1/98                                             750            749
    7.50%, 11/15/96                                           200            203
    8.85%, 2/1/96                                           2,520          2,525

                                                             Face         Market
TOTAL BOND MARKET                                          Amount          Value
PORTFOLIO (continued)                                       (000)         (000)+
--------------------------------------------------------------------------------
  BankAmerica Corp.
    6.00%, 7/15/97                                      $   1,000      $   1,007
    7.50%, 3/15/97                                          9,200          9,407
    7.50%, 10/15/02                                           400            430
    7.625%, 6/15/04                                         1,050          1,135
    9.625%, 2/13/01                                         1,100          1,274
    10.00%, 2/1/03                                          4,900          5,971
  Bankers Trust New York Corp.
    4.70%, 7/1/96                                             250            249
    7.25%, 11/1/96                                          4,155          4,209
  Bear Stearns Co.
    6.625%, 1/15/04                                         3,150          3,179
    6.75%, 8/15/00                                          2,000          2,057
    9.125%, 4/15/98                                         2,100          2,250
  Beneficial Corp.
    9.125%, 2/15/98                                         5,710          6,109
  CIT Group Holdings
    6.625%, 6/15/05                                         7,900          8,152
  CNA Financial Corp.
    8.625%, 3/1/96                                          6,000          6,025
  Chase Manhattan Corp.
    7.875%, 1/15/97                                           700            715
    8.50%, 3/1/96                                           2,150          2,160
  Chemical Banking Corp.
    6.625%, 1/15/98                                           200            204
    7.25%, 9/15/02                                            500            523
    7.375%, 6/15/97                                           150            154
  Chrysler Finance Corp.
    5.375%, 10/15/98                                          850            838
    5.625%, 1/15/99                                         2,725          2,711
    6.50%, 6/15/98                                          4,000          4,075
    6.625%, 8/15/00                                         2,550          2,610
  Citicorp
    8.625%, 12/1/02                                         1,500          1,707
    9.75%, 8/1/99                                           4,000          4,499
    10.15%, 2/15/98                                         6,500          7,078
  Commercial Credit Corp.
    5.90%, 9/1/03                                             550            542
    6.375%, 1/1/96                                          2,000          2,000
    6.75%, 1/15/97                                          2,400          2,427
    7.375%, 11/15/96                                        1,250          1,269
  CoreStates Capital
    9.375%, 4/15/03                                         1,250          1,480
  Countrywide Funding
    8.25%, 7/15/02                                          3,750          4,099
  Dean Witter Discover & Co.
    6.00%, 3/1/98                                          19,350         19,512
    6.75%, 8/15/00                                          4,000          4,141
    6.75%, 10/15/13                                           800            795
    6.875%, 3/1/03                                          1,600          1,667
  First Chicago Corp.
    6.875%, 6/15/03                                         5,000          5,206
    7.625%, 1/15/03                                         2,400          2,608
    9.25%, 11/15/01                                         1,225          1,417
    10.25%, 5/1/01                                          2,750          3,259
  First Fidelity Bancorp
    9.625%, 8/15/99                                           700            787
  First Interstate Bancorp
    8.625%, 4/1/99                                          8,295          8,992
    10.875%, 4/15/01                                        2,750          3,346
  First Union Corp.
    8.00%, 11/15/02                                           100            110
    8.125%, 6/24/02                                         2,900          3,214
  Fleet Financial Group, Inc.
    7.25%, 9/1/99                                           1,000          1,048
    7.25%, 10/15/97                                         3,580          3,682
  Fleet/Norstar Group
    8.125%, 7/1/04                                          4,600          5,138
  Ford Motor Credit Corp.
    5.625%, 3/3/97                                          3,000          2,999
    6.25%, 2/26/98                                          1,000          1,015
    6.75%, 5/15/05                                          1,385          1,433
    7.875%, 1/15/97                                         6,100          6,240
    8.25%, 7/15/96                                          4,665          4,726
    8.625%, 4/15/96                                           750            756
    8.875%, 8/1/96                                          3,000          3,053
    9.375%, 12/15/97                                          125            133
  General Electric Capital Corp.
    8.30%, 9/20/09                                            275            329
  General Motors Acceptance Corp.
    6.625%, 10/1/02                                         5,800          5,959
    7.00%, 8/15/97                                          4,000          4,086
    7.125%, 6/1/99                                          2,950          3,063
    7.75%, 4/15/97                                          3,900          4,001
    8.00%, 10/1/99                                          5,000          5,357
    8.375%, 5/1/97                                            800            828
    8.40%, 10/15/99                                         2,190          2,379
    8.625%, 6/15/99                                         4,250          4,605
    9.625%, 12/15/01                                        1,000          1,176
  Great Western Bank
    9.50%, 7/1/97                                           3,500          3,697
  Great Western Finance
    6.375%, 7/1/00                                         16,100         16,332
  Household Finance Corp.
    6.45%, 2/1/09                                           2,430          2,435
    7.50%, 3/15/97                                          2,700          2,761
    7.65%, 5/15/07                                          3,250          3,581
    7.75%, 6/15/97                                          1,500          1,544
    7.75%, 6/1/99                                           1,000          1,057
    8.95%, 9/15/99                                          3,000          3,309
  International Lease Finance
    5.50%, 4/1/97                                           2,000          1,994
    6.375%, 11/1/96                                         3,540          3,557
    6.50%, 7/15/97                                          1,300          1,318
    7.90%, 10/1/96                                            670            681

                                                             Face         Market
                                                           Amount          Value
                                                            (000)         (000)+
--------------------------------------------------------------------------------
  Lehman Brothers, Inc.
    5.50%, 6/15/96                                      $     365      $     363
    5.75%, 2/15/98                                          3,000          2,991
    6.625%, 11/15/00                                        5,000          5,062
    9.75%, 4/1/96                                           2,500          2,523
  Manufacturers Hanover Corp.
    8.125%, 1/15/97                                         5,000          5,127
  Mellon Bank
    6.75%, 6/1/03                                           2,775          2,858
  Mellon Financial Corp.
    7.625%, 11/15/99                                          850            904
  Merrill Lynch & Co., Inc.
    7.25%, 5/15/97                                            900            919
    8.00%, 2/1/02                                           2,600          2,848
    8.30%, 11/1/02                                          2,735          3,062
    9.00%, 5/1/98                                           2,450          2,620
  Morgan Stanley Group, Inc.
    7.32%, 1/15/97                                            950            966
    9.25%, 3/1/98                                           4,625          4,945
  NCNB Corp.
    9.50%, 6/1/04                                           1,725          2,084
  NationsBank, Inc.
    6.625%, 1/15/98                                         3,900          3,979
    6.75%, 8/15/00                                          9,600          9,951
    6.875%, 2/15/05                                           580            606
    7.25%, 10/15/25                                           875            908
  Norwest Financial, Inc.
    6.65%, 10/15/23                                            40             39
    7.10%, 11/15/96                                         4,950          5,018
    8.875%, 7/1/96                                          4,000          4,062
  PaineWebber Inc.
    7.00%, 3/1/00                                           4,350          4,441
    7.875%, 2/15/03                                         2,250          2,398
  Pitney Bowes Credit Corp.
    9.25%, 6/15/08                                          2,000          2,509
  Republic Bank of New York
    7.75%, 5/15/02                                          3,000          3,283
  Salomon Inc.
    9.25%, 5/30/96                                          4,000          4,048
  Smith Barney Holdings, Inc.
    5.50%, 1/15/99                                          5,000          4,958
    6.625%, 6/1/00                                         10,000         10,272
    7.00%, 5/15/00                                          6,000          6,234
    7.98%, 3/1/00                                           2,000          2,144
  Suntrust Banks
    8.875%, 2/1/98                                            115            122
  Tenneco Credit
    9.625%, 8/15/01                                         5,500          6,404
    10.125%, 12/1/97                                        1,500          1,618
  Transamerica Financial Corp.
    6.75%, 1/15/98                                          1,200          1,227
    8.375%, 2/15/98                                           100            105
  U.S. Leasing International
    6.625%, 5/15/03                                           195            198
  Wachovia Corp.
    6.375%, 4/15/03                                           110            112
                                                                       ---------
        GROUP TOTAL                                                      413,468
                                                                       ---------
--------------------------------------------------------------------------------
INDUSTRIAL (10.2%)
  AMAX, Inc.
    9.875%, 6/13/01                                         1,000          1,168
  American Airlines
    (Equipment Trust Certificate)
    9.71%, 1/2/07                                           2,993          3,470
  American Brands, Inc.
    7.875%, 1/15/23                                         1,900          2,139
  Amoco Canada
    6.75%, 2/15/05                                            145            152
  Anheuser Busch Co., Inc.
    7.375%, 7/1/23                                            800            847
    8.625%, 12/1/16                                         2,900          3,042
  Applied Materials, Inc.
    8.00%, 9/1/04                                           1,625          1,803
  Archer-Daniels-Midland Co.
    6.25%, 5/15/03                                          1,000          1,018
    8.875%, 4/15/11                                         3,745          4,582
  Auburn Hills
    12.00%, 5/1/20                                            800          1,259
  BP America, Inc.
    7.875%, 5/15/02                                         2,700          2,983
    8.50%, 4/15/01                                          3,000          3,360
    8.875%, 12/1/97                                         4,350          4,613
    9.375%, 11/1/00                                         1,500          1,725
    9.50%, 1/1/98                                             800            860
  Baxter International, Inc.
    9.25%, 12/15/99                                           100            111
  Boeing Co.
    8.375%, 3/1/96                                            500            502
    8.75%, 8/15/21                                          1,800          2,262
  CSX Corp.
    8.25%, 11/1/96                                          5,050          5,156
    8.40%, 8/1/96                                           2,625          2,664
    8.625%, 5/15/22                                           875          1,063
    9.00%, 8/15/06                                            700            834
  Caterpillar, Inc.
    9.00%, 4/15/06                                          1,600          1,940
  Chrysler Corp.
    10.40%, 8/1/99                                          3,550          3,782
  Conrail Corp.
    9.75%, 6/15/20                                          1,680          2,272
  Cyprus AMAX Minerals Co.
    7.375%, 5/15/07                                         3,950          4,239
  Deere & Co.
    8.50%, 1/9/22                                             985          1,195

                                                             Face         Market
TOTAL BOND MARKET                                          Amount          Value
PORTFOLIO (continued)                                       (000)         (000)+
--------------------------------------------------------------------------------
  Delta Airlines, Inc.
    (Equipment Trust Certificates)
    8.54%, 1/2/07                                       $   4,297      $   4,710
  Dow Chemical Co.
    8.50%, 6/8/10                                           2,500          3,013
  Eastman Chemical Co.
    6.375%, 1/15/04                                         4,975          5,053
    7.25%, 1/15/24                                            600            632
  Federal Express Corp.
    10.00%, 9/1/98                                          1,500          1,652
  Ford Capital BV
    9.00%, 6/1/96                                           3,300          3,343
    9.00%, 8/15/98                                          6,300          6,799
    9.125%, 5/1/98                                          6,500          6,984
    9.50%, 7/1/01                                           1,925          2,237
    9.50%, 6/1/10                                             825          1,047
    9.875%, 5/15/02                                         1,250          1,494
  Ford Holdings
    9.25%, 7/15/97                                          1,050          1,107
    9.25%, 3/1/00                                           5,700          6,380
  Ford Motor Corp.
    7.50%, 11/15/99                                         2,000          2,113
    9.00%, 9/15/01                                          3,250          3,677
    9.95%, 2/15/32                                            835          1,167
  Gannett Co.
    5.25%, 3/1/98                                             190            189
  General Motors Corp.
    7.00%, 6/15/03                                          2,000          2,110
    7.625%, 2/15/97                                        15,000         15,327
    9.125%, 7/15/01                                         7,900          9,007
    9.625%, 12/1/00                                         5,750          6,622
  W.R. Grace & Co.
    7.40%, 2/1/00                                           3,200          3,340
    7.75%, 10/1/02                                            500            541
    8.00%, 8/15/04                                          2,900          3,204
  H.J. Heinz Co.
    6.875%, 1/15/03                                           100            105
  International Business Machines Corp.
    6.375%, 11/1/97                                           100            102
  International Paper Co.
    7.625%, 1/15/07                                         1,765          1,939
  Kellogg Co.
    5.90%, 7/15/97                                            120            121
  May Department Stores Co.
    9.75%, 2/15/21                                          1,680          2,147
    9.875%, 12/1/02                                         1,775          2,144
  McDonald's Corp.
    6.75%, 2/15/03                                            945            986
  Mobil Corp.
    7.625%, 2/23/33                                           920          1,003
  Occidental Petroleum
    8.50%, 11/9/01                                          2,600          2,913
    10.125%, 11/15/01                                       7,000          8,372
  J.C. Penney Co.
    6.125%, 11/15/03                                        2,000          2,006
    6.875%, 6/15/99                                         3,000          3,109
    7.125%, 11/15/23                                        1,855          1,940
    9.05%, 3/1/01                                             625            713
  PepsiCo, Inc.
    5.00%, 2/24/97                                          6,500          6,465
    6.125%, 1/15/98                                         3,550          3,586
    7.875%, 8/15/96                                         1,700          1,722
  Philip Morris Co.
    6.00%, 7/15/01                                            110            109
    8.25%, 10/15/03                                         1,900          2,118
  Phillips Petroleum Co.
    8.49%, 1/1/23                                           3,000          3,381
    9.00%, 6/1/01                                           2,900          3,286
  Quaker State Corp.
    6.625%, 10/15/05                                        3,275          3,344
  Rockwell International
    8.875%, 9/15/99                                           110            121
  Sears, Roebuck & Co.
    6.25%, 1/15/04                                          1,200          1,203
    6.50%, 6/15/00                                          9,360          9,576
    8.55%, 8/1/96                                             125            127
    9.25%, 8/1/97                                           6,800          7,170
    9.25%, 4/15/98                                          8,550          9,199
    9.375%, 11/1/11                                         1,845          2,322
  Tenneco Inc.
    8.00%, 11/15/99                                        12,500         13,373
    9.25%, 11/1/96                                          2,189          2,247
    9.875%, 2/1/01                                          1,850          2,152
    10.00%, 8/1/98                                          2,250          2,473
    10.375%, 11/15/00                                       4,900          5,783
  Texaco Capital Corp.
    7.50%, 3/1/43                                             850            912
    8.25%, 10/1/06                                          1,000          1,166
    8.875%, 9/1/21                                            705            899
    9.00%, 12/15/99                                           300            333
  Union Carbide Corp.
    6.75%, 4/1/03                                           3,500          3,633
    7.875%, 4/1/23                                          1,955          2,175
  Union Oil of California
    9.125%, 2/15/06                                         1,935          2,335
    9.25%, 2/1/03                                           1,045          1,226
    9.75%, 12/1/00                                          5,840          6,748
  Union Pacific Corp.
    8.625%, 5/15/22                                         2,865          3,299
  Waste Management Inc.
    4.625%, 4/14/96                                           290            289
    7.875%, 8/15/96                                         2,975          3,015
  Whirlpool Corp.
    9.00%, 3/1/03                                           2,250          2,618
    9.10%, 2/1/08                                             940          1,148
                                                                       ---------
        GROUP TOTAL                                                      287,942
                                                                       ---------
--------------------------------------------------------------------------------

                                                             Face         Market
                                                           Amount          Value
                                                            (000)         (000)+
--------------------------------------------------------------------------------
UTILITIES--ELECTRIC & GAS (2.5%)
  Alabama Power Co.
    6.00%, 3/1/00                                       $   1,950      $   1,963
    8.75%, 12/1/21                                          1,147          1,224
  Arizona Public Service Co.
    7.625%, 3/15/98                                        12,700         13,196
    8.00%, 2/1/25                                           2,510          2,667
  Baltimore Gas & Electric Co.
    8.375%, 8/15/01                                         5,570          6,187
  Carolina Power & Light Co.
    6.875%, 8/15/23                                         2,550          2,591
    8.20%, 7/1/22                                             110            119
  Cincinnati Gas & Electric Co.
    6.45%, 2/15/04                                          1,000          1,020
    8.125%, 8/1/03                                          2,250          2,304
  Connecticut Power and Light Co.
    7.625%, 4/1/97                                            493            503
  Consolidated Edison Co. of
    New York, Inc.
    6.625%, 2/1/02                                          1,000          1,025
  Enron Corp.
    7.125%, 5/15/07                                         6,100          6,456
    7.625%, 9/10/04                                         2,000          2,180
    9.65%, 5/15/01                                          4,150          4,821
  Georgia Power Co.
    4.75%, 3/1/96                                             330            329
  Houston Lighting and Power Co.
    8.75%, 3/1/22                                           1,050          1,267
  Pacific Gas and Electric Co.
    6.75%, 10/1/23                                            150            143
  Pennsylvania Power & Light Co.
    6.50%, 4/1/05                                             135            138
  Public Service Electric & Gas Co.
    6.50%, 5/1/04                                             170            171
  South Carolina Electric & Gas
    9.00%, 7/15/06                                            145            174
  Southern California Gas
    7.375%, 3/1/23                                            120            123
  Tennessee Gas Pipeline
    9.25%, 5/15/96                                          2,000          2,024
  Texas Utilities Co.
    5.75%, 7/1/98                                           1,200          1,202
    5.875%, 4/1/98                                          4,200          4,215
    7.125%, 6/1/97                                            800            816
    7.375%, 8/1/01                                          2,800          2,970
    7.875%, 3/1/23                                          2,975          3,194
    8.25%, 4/1/04                                           3,250          3,658
    8.75%, 11/1/23                                            180            198
  Union Electric Power Co.
    6.75%, 5/1/08                                              40             42
    7.65%, 7/15/03                                          2,000          2,194
  Virginia Electric & Power Co.
    6.625%, 4/1/03                                          2,300          2,370
  Wisconsin Electric Power
    7.70%, 12/15/27                                            65             69
                                                                       ---------
        GROUP TOTAL                                                       71,553
                                                                       ---------
--------------------------------------------------------------------------------
UTILITIES--TELEPHONE (1.1%)
  GTE Corp.
    8.75%, 11/1/21                                            750            922
    8.85%, 3/1/98                                           2,300          2,452
    9.10%, 6/1/03                                             225            262
  MCI Communications Corp.
    7.50%, 8/20/04                                          4,050          4,419
  Michigan Bell Telephone Co.
    6.375%, 2/1/05                                            155            157
    7.50%, 2/15/23                                          2,510          2,681
  New England Telephone &
    Telegraph Co.
    6.875%, 10/1/23                                           890            895
    8.625%, 8/1/01                                          2,000          2,259
  New Jersey Bell Telephone Co.
    6.625%, 4/1/08                                            190            192
  New York Telephone Co.
    7.00%, 8/15/25                                          1,925          1,911
    7.75%, 12/15/06                                           120            122
  Pacific Bell Corp.
    7.00%, 7/15/04                                          2,275          2,410
    7.25%, 7/1/02                                             250            268
  Southern Bell Telephone Co.
    7.625%, 3/15/13                                         4,950          5,090
  Southwestern Bell Telephone Co.
    7.625%, 10/1/13                                         1,620          1,663
    7.625%, 3/1/23                                          3,780          4,009
  U S WEST Communications
    6.875%, 9/15/33                                           165            162
                                                                       ---------
        GROUP TOTAL                                                       29,874
                                                                       ---------
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $869,079)                                                        893,220
--------------------------------------------------------------------------------
FOREIGN & INTERNATIONAL AGENCY
  BONDS (DOLLAR DENOMINATED) (4.2%)
--------------------------------------------------------------------------------
  Province of Alberta
    9.20%, 11/1/97                                            145            154
    9.25%, 4/1/00                                           5,075          5,744
  Asian Development Bank
    9.125%, 6/1/00                                            740            836
  Bayerische Landesbank
    7.375%, 12/14/02                                          145            157
  British Aerospace
    8.50%, 6/10/02                                          3,000          3,321
  Province of British Columbia
    7.00%, 1/15/03                                          2,550          2,713

                                                             Face         Market
TOTAL BOND MARKET                                          Amount          Value
PORTFOLIO (continued)                                       (000)         (000)+
--------------------------------------------------------------------------------
  British Columbia Hydro
    12.50%, 9/1/13                                      $     400      $     481
  European Investment Bank
    8.875%, 3/1/01                                          4,300          4,905
    10.125%, 10/1/00                                          125            147
  Export Import Bank Japan
    7.50%, 3/9/97                                             110            112
    9.00%, 4/15/98                                            600            644
  Finland Global Bond
    6.75%, 11/24/97                                           200            204
  Grand Metropolitan
    Investment Corp.
    9.00%, 8/15/11                                          2,225          2,748
  Hanson Overseas
    5.50%, 1/15/96                                            345            345
    7.375%, 1/15/03                                         6,500          6,939
  Inter American Development Bank
    7.125%, 3/15/23                                           975          1,002
    8.50%, 3/15/11                                          2,705          3,288
    9.50%, 10/15/97                                         5,400          5,762
  International Bank for
    Reconstruction & Development
    8.125%, 3/1/01                                            800            890
    9.25%, 7/15/17                                          1,615          2,145
    12.375%, 10/15/02                                         966          1,317
  KFW, Inc.
    7.625%, 2/15/04                                         6,025          6,652
    8.85%, 6/15/99                                          1,025          1,128
    9.125%, 5/15/01                                         2,400          2,769
  Province of Manitoba
    7.75%, 2/1/02                                           3,600          3,937
    8.75%, 5/15/01                                          5,700          6,445
    9.25%, 4/1/20                                           2,645          3,472
    9.50%, 10/1/00                                          1,560          1,793
    9.625%, 3/15/99                                         2,500          2,788
  National Westminster Bancorp Inc.
    9.375%, 11/15/03                                        2,800          3,351
  Province of New Brunswick
    6.75%, 8/15/13                                            210            214
  New Zealand Government
    8.75%, 12/15/06                                         1,175          1,422
    9.125%, 9/25/16                                         1,180          1,526
    9.875%, 1/15/11                                         1,450          1,936
    10.625%, 11/15/05                                         400            535
  Province of Ontario
    7.375%, 1/27/03                                           915            991
    7.75%, 6/4/02                                           1,175          1,279
    8.25%, 4/8/96                                           7,185          7,233
  Philips Electronics
    7.75%, 4/15/04                                          2,000          2,191
    8.375%, 9/15/06                                         5,050          5,824
  Republic of Portugal
    5.75%, 10/8/03                                          2,150          2,134
  Province of Saskatchewan
    7.125%, 3/15/08                                         1,200          1,280
    7.375%, 7/15/13                                         1,800          1,936
    8.00%, 7/15/04                                          6,800          7,580
  Sweden Global Bond
    6.50%, 3/4/03                                             145            150
  Kingdom of Thailand
    8.25%, 3/15/02                                          4,100          4,550
  Tokyo Metro Govt.
    10.375%, 10/20/97                                         135            146
--------------------------------------------------------------------------------
TOTAL FOREIGN & INTERNATIONAL
  AGENCY BONDS (Cost $111,583)                                           117,116
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (1.1%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
  Collateralized by U.S. Government
    Obligations in a Pooled Cash
    Account 5.89%, 1/2/96
    (Cost $30,061)                                         30,061         30,061
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
  (Cost $2,692,318)                                                    2,812,314
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (.2%)
--------------------------------------------------------------------------------
  Other Assets--Notes B and E                                            107,849
  Liabilities--Note E                                                   (101,946)
                                                                       ---------
                                                                           5,903
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $2,818,217
================================================================================

--------------------------------------------------------------------------------
AT DECEMBER 31, 1995,
  NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
                                                                      ----------
  Paid in Capital                                                     $2,706,001
  Undistributed Net
    Investment Income                                                         --
  Accumulated Net
    Realized Losses--Note D                                               (7,780)
  Unrealized Appreciation
    of Investments--Note D                                               119,996
--------------------------------------------------------------------------------
NET ASSETS                                                            $2,818,217
--------------------------------------------------------------------------------
  INDIVIDUAL CLASS--
    Net Assets Applicable to
    237,211,788 outstanding
    $.001 par value shares
    (authorized 300,000,000 shares)                                   $2,405,032
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INDIVIDUAL CLASS                                                        $10.14
================================================================================
  INSTITUTIONAL CLASS--
    Net Assets Applicable to
    40,753,042 outstanding
    $.001 par value shares
    (authorized 250,000,000 shares)                                     $413,185
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL CLASS                                                     $10.14
================================================================================

+ See Note A to Financial Statements.


                                                             Face         Market
                                                           Amount          Value
SHORT-TERM BOND PORTFOLIO                                   (000)         (000)+
--------------------------------------------------------------------------------
U.S. GOVERNMENT &
  AGENCY OBLIGATIONS (65.4%)
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (63.8%)
  U.S. Treasury Notes
    4.75%, 8/31/98                                      $   1,575      $   1,557
    5.125%, 4/30/98-6/30/98                                 1,675          1,672
    5.25%, 7/31/98                                          3,925          3,926
    5.375%, 5/31/98                                         3,250          3,261
    5.875%, 7/31/97                                         4,850          4,899
    6.25%, 8/31/00                                          9,400          9,725
    6.375%, 1/15/00-8/15/02                                   450            470
    6.75%, 2/28/97-6/30/99                                  7,440          7,644
    6.875%, 2/28/97-3/31/00                                16,825         17,720
    7.25%, 2/15/98                                          1,000          1,040
    7.50%, 1/31/96-10/31/99                                 4,450          4,770
    7.75%, 11/30/99-1/31/00                                13,710         14,879
    7.875%, 1/15/98-11/15/99                                1,185          1,255
    8.25%, 7/15/98                                         11,670         12,491
    8.50%, 4/15/97-7/15/97                                 31,950         33,412
    8.625%, 8/15/97                                         4,450          4,684
    8.75%, 10/15/97                                         2,700          2,862
    8.875%, 11/15/98-2/15/99                                3,590          3,948
    9.125%, 5/15/99                                         2,050          2,288
                                                                       ---------
        GROUP TOTAL                                                      132,503
                                                                       ---------
--------------------------------------------------------------------------------
AGENCY NOTES (1.6%)
  Federal National Mortgage Assn.
    4.95%, 9/30/98                                            700            690
    5.30%, 3/11/98                                          1,075          1,067
    5.35%, 8/12/98                                            700            695
    8.625%, 9/10/96                                           900            919
                                                                       ---------
        GROUP TOTAL                                                        3,371
                                                                       ---------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS (Cost $132,599)                                     135,874
--------------------------------------------------------------------------------
CORPORATE BONDS (31.1%)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (2.3%)
  Banc One Credit Card Master Trust
    7.55%, 12/15/99                                           650            674
  Chase Manhattan Credit Card Trust
    7.40%, 5/15/00                                            300            306
    8.75%, 8/15/99                                            300            304
  Discover Card Master Trust
    5.40%, 11/16/01                                           650            648
  First Chicago Master Trust
    6.25%, 8/15/99                                            300            303
  MBNA Master Credit Card Trust
    7.75%, 10/15/98                                           300            305
  Sears Credit Account Trust
    7.25%, 7/16/01                                            650            668
    7.75%, 9/15/98                                            300            304

                                                             Face         Market
SHORT-TERM BOND                                            Amount          Value
PORTFOLIO (continued)                                       (000)         (000)+
--------------------------------------------------------------------------------
  Signet Credit Card Master Trust
    4.85%, 4/15/00                                      $     650      $     646
  Standard Credit Card Master Trust
    6.80%, 4/7/01                                             650            673
                                                                       ---------
        GROUP TOTAL                                                        4,831
                                                                       ---------
--------------------------------------------------------------------------------
FINANCE (16.9%)
  American General Finance Corp.
    8.00%, 2/15/00                                          1,400          1,507
    8.50%, 8/15/98                                            300            321
  Associates Corp.
    5.875%, 8/15/97                                           200            201
    6.25%, 3/15/99                                            500            508
    6.875%, 1/15/97                                           250            253
    7.25%, 5/15/98                                            200            207
    9.125%, 4/1/00                                          1,000          1,119
  AVCO Financial Services
    5.50%, 5/1/98                                             250            250
    7.50%, 11/15/96                                           300            305
  BankAmerica Corp.
    6.00%, 7/15/97                                            250            252
    7.50%, 3/15/97                                          1,980          2,024
  Bankers Trust New York Corp.
    4.70%, 7/1/96                                             250            249
  Bear Stearns Co.
    7.625%, 4/15/00                                           750            796
    9.125%, 4/15/98                                           650            696
  Chase Manhattan Corp.
    8.50%, 3/1/96                                             250            251
  Chemical Bank Corp.
    6.625%, 1/15/98                                           200            204
    7.375%, 6/15/97                                           200            205
  Chrysler Finance Corp.
    5.375%, 10/15/98                                          400            394
    6.50%, 6/15/98                                            250            255
  Citicorp
    9.75%, 8/1/99                                           1,000          1,125
    10.15%, 2/15/98                                         1,000          1,089
  Commercial Credit Corp.
    6.75%, 1/15/97                                            200            202
    7.375%, 11/15/96                                          250            254
  Dean Witter Discover & Co.
    6.00%, 3/1/98                                           1,800          1,815
  First Fidelity Bancorp
    9.625%, 8/15/99                                           800            899
  First Interstate Bancorp
    8.625%, 4/1/99                                            900            976
  Fleet Financial Group, Inc.
    7.25%, 10/15/97                                         1,500          1,543
  Ford Motor Credit Corp.
    6.25%, 2/26/98                                            250            254
    7.875%, 1/15/97                                           750            767
    8.625%, 4/15/96                                           495            499
  General Motors
    Acceptance Corp.
    7.125%, 6/1/99                                            500            519
    7.75%, 4/15/97                                            700            718
    8.375%, 5/1/97                                            500            517
    8.625%, 6/15/99                                           750            813
  Great Western Finance
    6.375%, 7/1/00                                          1,400          1,420
  Household Finance Corp.
    7.50%, 3/15/97                                            300            307
    7.75%, 6/15/97                                            750            772
    7.80%, 11/1/96                                            135            137
  International Lease Finance Corp.
    6.375%, 11/1/96                                           150            151
    6.50%, 7/15/97                                            200            203
    7.90%, 10/1/96                                            300            305
  Lehman Brothers Inc.
    5.75%, 2/15/98                                            750            748
  Manufacturers Hanover Corp.
    8.50%, 2/15/99                                            900            969
  Mellon Financial Corp.
    6.50%, 12/1/97                                            300            305
    7.625%, 11/15/99                                          150            159
  Merrill Lynch & Co., Inc.
    7.25%, 5/15/97                                            200            204
    9.00%, 5/1/98                                             300            321
  Morgan Stanley Group, Inc.
    7.32%, 1/15/97                                            300            305
    9.25%, 3/1/98                                             200            214
  NCNB Corp.
    8.50%, 11/1/96                                            170            174
  NationsBank, Inc.
    6.625%, 1/15/98                                           350            357
    6.75%, 8/15/00                                            700            725
    7.50%, 2/15/97                                          1,000          1,021
  PaineWebber Inc.
    7.00%, 3/1/00                                             700            714
  Smith Barney Holdings, Inc.
    5.50%, 1/15/99                                            500            496
    5.625%, 11/15/98                                          700            697
    7.98%, 3/1/00                                           1,000          1,072
  Suntrust Banks
    8.875%, 2/1/98                                            500            532
  Transamerica Financial Corp.
    6.75%, 1/15/98                                            300            307
    8.375%, 2/15/98                                           400            422
                                                                       ---------
        GROUP TOTAL                                                       35,024
                                                                       ---------
--------------------------------------------------------------------------------
INDUSTRIAL (10.2%)
  BP America, Inc.
    8.875%, 12/1/97                                           800            848
    9.50%, 1/1/98                                             810            870

                                                             Face         Market
                                                           Amount          Value
                                                            (000)         (000)+
--------------------------------------------------------------------------------
  CSX Corp.
    8.25%, 11/1/96                                      $     200      $     204
    8.40%, 8/1/96                                             250            254
  Chrysler Corp.
    10.40%, 8/1/99                                            350            373
  Federal Express Corp.
    10.00%, 9/1/98                                            600            661
  Ford Capital BV
    9.00%, 6/1/96                                             200            203
    9.00%, 8/15/98                                            535            577
    9.125%, 5/1/98                                          1,215          1,305
    9.375%, 1/1/98                                            750            803
  Ford Holdings
    9.25%, 7/15/97                                            500            527
    9.25%, 3/1/00                                           1,000          1,119
  General Motors Corp.
    7.625%, 2/15/97                                         1,500          1,533
    9.125%, 7/15/01                                           750            855
  W.R. Grace & Co.
    7.40%, 2/1/00                                             800            835
  Mobil Corp.
    8.375%, 2/12/01                                         1,000          1,113
  J.C. Penney Co., Inc.
    6.875%, 6/15/99                                           750            777
  PepsiCo, Inc.
    6.125%, 1/15/98                                           200            202
    7.875%, 8/15/96                                           300            304
  Philip Morris Co.
    8.875%, 7/1/96                                            110            112
  Phillips Petroleum Co.
    9.00%, 6/1/01                                           1,000          1,133
  Sears, Roebuck & Co.
    9.25%, 8/1/97                                             555            585
    9.25%, 4/15/98                                          1,300          1,399
  Tenneco Inc.
    8.00%, 11/15/99                                           350            374
    10.00%, 8/1/98                                          1,750          1,924
    10.375%, 11/15/00                                       1,400          1,652
  Texaco Capital Corp.
    9.00%, 11/15/97                                           105            111
    9.00%, 12/15/99                                           250            278
  WMX Technologies Inc.
    7.875%, 8/15/96                                           200            202
                                                                       ---------
        GROUP TOTAL                                                       21,133
                                                                       ---------
--------------------------------------------------------------------------------
UTILITIES (1.7%)
  Alabama Power Co.
    6.00%, 3/1/00                                             300            302
  Arizona Public Service Co.
    7.625%, 3/15/98                                           800            832
  GTE Corp.
    8.85%, 3/1/98                                             700            746
  Texas Utilities Co.
    5.75%, 7/1/98                                             300            301
    5.875%, 4/1/98                                            800            803
    7.125%, 6/1/97                                            480            490
                                                                       ---------
        GROUP TOTAL                                                        3,474
                                                                       ---------
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $63,427)                                                          64,462
--------------------------------------------------------------------------------
FOREIGN & INTERNATIONAL AGENCY
  BONDS (DOLLAR DENOMINATED) (1.1%)
--------------------------------------------------------------------------------
  Export Import Bank Japan
    9.00%, 4/15/98                                            500            537
  Inter American Development Bank
    9.50%, 10/15/97                                           600            640
  Province of Manitoba
    8.75%, 5/15/01                                            500            565
    9.625%, 3/15/99                                           500            558
--------------------------------------------------------------------------------
TOTAL FOREIGN & INTERNATIONAL
  AGENCY BONDS (Cost $2,208)                                               2,300
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (.9%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
  Collateralized by U.S. Government
    Obligations in a Pooled Cash
    Account 5.89%, 1/2/96
    (Cost $1,879)                                           1,879          1,879
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.5%)
  (Cost $200,113)                                                        204,515
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.5%)
--------------------------------------------------------------------------------
  Other Assets--Notes B and E                                             20,580
  Liabilities--Note E                                                    (17,498)
                                                                       ---------
                                                                           3,082
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
  Applicable to 20,613,793 outstanding
    $.001 par value shares
    (authorized 250,000,000 shares)                                     $207,597
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                 $10.07
================================================================================

+ See Note A to Financial Statements.

SHORT-TERM BOND
PORTFOLIO (continued)

--------------------------------------------------------------------------------
AT DECEMBER 31, 1995,
  NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                           Amount            Per
                                                            (000)          Share
                                                        ---------      ---------
  Paid in Capital                                        $203,103         $ 9.85
  Undistributed Net
    Investment Income                                          --             --
  Accumulated Net
    Realized Gains                                             92             --
  Unrealized Appreciation
    of Investments--Note D                                  4,402            .22
--------------------------------------------------------------------------------
NET ASSETS                                               $207,597         $10.07
--------------------------------------------------------------------------------

                                                             Face         Market
INTERMEDIATE-TERM                                          Amount          Value
BOND PORTFOLIO                                              (000)         (000)+
--------------------------------------------------------------------------------
U.S. GOVERNMENT &
  AGENCY OBLIGATIONS (52.1%)
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (50.9%)
  U.S. Treasury Bonds
    10.375%, 11/15/09-11/15/12                          $  12,085      $  16,391
    10.75%, 8/15/05                                        21,890         30,075
  U.S. Treasury Notes
    4.75%, 8/31/98                                            500            494
    5.25%, 7/31/98                                            750            750
    5.75%, 8/15/03                                         23,745         24,031
    5.875%, 7/31/97-2/15/04                                 3,325          3,373
    6.25%, 2/15/03                                          8,624          8,997
    6.375%, 8/15/02                                         9,795         10,271
    6.875%, 3/31/00                                         4,050          4,278
    7.125%, 2/29/00                                           100            106
    7.25%, 5/15/04-8/15/04                                 28,308         31,469
    7.50%, 11/15/01                                         4,935          5,435
    7.75%, 2/15/01                                          5,575          6,156
    7.875%, 8/15/01-11/15/04                               21,550         24,567
    8.00%, 5/15/01                                          2,025          2,267
    8.25%, 7/15/98                                          3,000          3,211
    8.50%, 7/15/97                                          2,500          2,621
    8.625%, 8/15/97                                         1,000          1,053
    8.75%, 10/15/97                                           550            583
                                                                       ---------
        GROUP TOTAL                                                      176,128
                                                                       ---------
--------------------------------------------------------------------------------
AGENCY NOTES (1.2%)
  Federal National Mortgage Assn.
    5.80%, 12/10/03                                           900            894
    7.00%, 8/12/02                                          2,900          2,943
  Tennessee Valley Authority
    6.875%, 1/15/02                                           200            205
                                                                       ---------
        GROUP TOTAL                                                        4,042
                                                                       ---------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS (Cost $171,145)                                     180,170
--------------------------------------------------------------------------------
CORPORATE BONDS (34.7%)
--------------------------------------------------------------------------------
FINANCE (13.4%)
  American General Finance Corp.
    5.875%, 7/1/00                                            450            445
    7.45%, 7/1/02                                             250            268
  Associates Corp.
    7.50%, 4/15/02                                          2,000          2,154
  BankAmerica Corp.
    7.50%, 10/15/02                                           400            430
    7.625%, 6/15/04                                           250            270
    7.75%, 7/15/02                                            250            271
    9.625%, 2/13/01                                           400            463
    10.00%, 2/1/03                                            700            853
  Bear Stearns Co.
    6.625%, 1/15/04                                           250            252

                                                             Face         Market
                                                           Amount          Value
                                                            (000)         (000)+
--------------------------------------------------------------------------------
  Chase Manhattan Corp.
    7.75%, 11/1/99                                      $     135      $     144
  Chemical Banking Corp.
    7.25%, 9/15/02                                          3,165          3,313
    8.625%, 5/1/02                                          1,000          1,131
  Chrysler Finance Corp.
    5.625%, 1/15/99                                           350            348
    6.625%, 8/15/00                                           450            461
  Citicorp
    7.125%, 6/1/03                                            135            142
    8.625%, 12/1/02                                         1,500          1,707
  Commercial Credit Corp.
    5.90%, 9/1/03                                             450            444
    7.875%, 7/15/04                                         2,000          2,223
  CoreStates Capital Corp.
    9.375%, 4/15/03                                           500            592
  Countrywide Funding
    8.25%, 7/15/02                                            250            273
  Dean Witter Discover & Co.
    6.25%, 3/15/00                                            210            214
    6.875%, 3/1/03                                            400            417
  First Chicago Corp.
    7.625%, 1/15/03                                           250            272
    9.875%, 8/15/00                                           150            173
    10.25%, 5/1/01                                            250            296
  First Interstate Bancorp
    10.875%, 4/15/01                                          250            304
  First Union Corp.
    8.00%, 11/15/02                                         2,000          2,202
    8.125%, 6/24/02                                         1,600          1,773
  Fleet Financial Group, Inc.
    6.875%, 3/1/03                                            600            623
  Fleet/Norstar Group
    8.125%, 7/1/04                                            750            838
  Ford Motor Credit Corp.
    6.625%, 6/30/03                                         3,000          3,072
    8.20%, 2/15/02                                            900            997
  General Motors Acceptance Corp.
    5.50%, 12/15/01                                           750            724
    6.625%, 10/1/02                                         2,600          2,671
    9.625%, 12/15/01                                        1,200          1,412
  Household Finance Corp.
    7.625%, 1/15/03                                         3,500          3,803
    7.65%, 5/15/07                                            500            551
  International Lease Finance Corp.
    6.20%, 5/1/00                                           3,000          3,037
  Mellon Bank
    6.75%, 6/1/03                                             225            232
  Mellon Financial Corp.
    7.625%, 11/15/99                                          450            478
  Merrill Lynch & Co., Inc.
    8.00%, 2/1/02                                             400            438
    8.30%, 11/1/02                                            250            280
  NCNB Corp.
    9.50%, 6/1/04                                           2,000          2,416
  NationsBank, Inc.
    6.875%, 2/15/05                                           325            340
    7.75%, 8/15/04                                            500            548
    8.125%, 6/15/02                                           300            332
  Norwest Financial Inc.
    7.00%, 1/15/03                                            110            116
  Paine Webber Inc.
    7.00%, 3/1/00                                             450            459
    7.875%, 2/15/03                                           250            266
  Republic Bank of New York
    7.75%, 5/15/02                                            700            766
                                                                       ---------
        GROUP TOTAL                                                       46,234
                                                                       ---------
--------------------------------------------------------------------------------
INDUSTRIAL (14.1%)
  AMAX, Inc.
    9.875%, 6/13/01                                           600            701
  Air Products & Chemicals, Inc.
    6.25%, 6/15/03                                            125            126
  American Airlines
    (Equipment Trust Certificates)
    9.71%, 10/25/02                                           499            579
  Applied Materials, Inc.
    8.00%, 9/1/04                                             150            167
  Archer-Daniels-Midland Co.
    6.25%, 5/15/03                                            250            255
  BP America, Inc.
    7.875%, 5/15/02                                           650            718
    8.50%, 4/15/01                                          3,000          3,360
  CSX Corp.
    9.00%, 8/15/06                                            275            328
  Caterpillar, Inc.
    9.00%, 4/15/06                                            500            606
  Cyprus AMAX Minerals Co.
    7.375%, 5/15/07                                           850            912
  Cyprus Minerals Co.
    10.125%, 4/1/02                                         1,500          1,800
  Delta Airlines, Inc.
    (Equipment Trust Certificates)
    8.54%, 1/2/07                                             540            592
  Eastman Chemical Co.
    6.375%, 1/15/04                                         2,625          2,666
  First Data Corp.
    6.625%, 4/1/03                                          2,000          2,073
  Ford Capital BV
    9.50%, 7/1/01                                             675            784
    9.875%, 5/15/02                                         2,120          2,533
  Ford Motor Corp.
    9.00%, 9/15/01                                          1,750          1,980
  General Motors Corp.
    7.00%, 6/15/03                                            500            527
    9.125%, 7/15/01                                         2,700          3,078
    9.625%, 12/1/00                                         1,400          1,612

                                                             Face         Market
INTERMEDIATE-TERM BOND                                     Amount          Value
PORTFOLIO (continued)                                       (000)         (000)+
--------------------------------------------------------------------------------
  W.R. Grace & Co.
    7.75%, 10/1/02                                      $     500      $     541
    8.00%, 8/15/04                                          1,850          2,044
  Johnson & Johnson
    7.375%, 6/29/02                                           200            216
  Kimberly-Clark
    8.625%, 5/1/01                                            100            112
  Lockheed Martin
    6.50%, 4/15/03                                          2,000          2,065
  May Department Stores Co.
    9.875%, 12/1/02                                           225            272
  McDonald's Corp.
    6.75%, 2/15/03                                            450            470
  Mobil Corp.
    8.375%, 2/21/01                                         1,238          1,378
  Occidental Petroleum
    8.50%, 11/9/01                                          1,000          1,120
  J.C. Penney & Co.
    6.125%, 11/15/03                                          130            130
    9.05%, 3/1/01                                             375            428
  Philip Morris Co.
    8.25%, 10/15/03                                           250            279
  Phillips Petroleum Co.
    9.00%, 6/1/01                                           1,500          1,700
  Quaker State
    6.625%, 10/15/05                                          800            817
  Sears, Roebuck & Co.
    6.25%, 1/15/04                                            650            652
  Tenneco Inc.
    9.875%, 2/1/01                                          3,300          3,838
  Texaco Capital Inc.
    9.00%, 12/15/99                                           450            500
  Union Carbide Corp.
    6.75%, 4/1/03                                           3,050          3,166
  Union Oil of California
    6.375%, 2/1/04                                          2,000          2,013
    9.125%, 2/15/06                                           200            241
    9.25%, 2/1/03                                             550            645
    9.75%, 12/1/00                                            210            243
  Whirlpool Corp.
    9.00%, 3/1/03                                             400            465
  Xerox Corp.
    8.125%, 4/15/02                                           150            166
                                                                       ---------
        GROUP TOTAL                                                       48,898
                                                                       ---------
--------------------------------------------------------------------------------
UTILITIES--ELECTRIC & GAS (5.3%)
  Alabama Power Co.
    6.00%, 3/1/00                                             750            755
  Baltimore Gas & Electric Co.
    7.25%, 7/1/02                                             200            214
  Cincinnati Gas & Electric Co.
    6.45%, 2/15/04                                            800            816
    8.125%, 8/1/03                                            250            256
  Consolidated Edison Co.
    of New York, Inc.
    6.625%, 2/1/02                                            500            512
  Enron Corp.
    7.125%, 5/15/07                                         2,300          2,434
    7.625%, 9/10/04                                           800            872
  Florida Power & Light Co.
    6.625%, 2/1/03                                            210            214
  Pacific Gas & Electric
    7.875%, 3/1/02                                          3,000          3,272
  Public Service Electric & Gas Co.
    6.00%, 1/1/01                                           1,000          1,003
  Texas Utilities Co.
    7.375%, 8/1/01                                            450            477
    8.125%, 2/1/02                                            600            660
    8.25%, 4/1/04                                           1,500          1,688
  Union Electric Corp.
    7.65%, 7/15/03                                          1,000          1,097
  Virginia Electric & Power Co.
    6.625%, 4/1/03                                          4,000          4,123
                                                                       ---------
        GROUP TOTAL                                                       18,393
                                                                       ---------
--------------------------------------------------------------------------------
UTILITIES--TELEPHONE (1.9%)
  MCI Communications Corp.
    7.50%, 8/20/04                                          1,150          1,255
  New England Telephone
    & Telegraph Co.
    8.625%, 8/1/01                                          3,500          3,953
  Pacific Bell Corp.
    7.00%, 7/15/04                                            800            847
    7.25%, 7/1/02                                             450            482
                                                                       ---------
        GROUP TOTAL                                                        6,537
                                                                       ---------
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $113,782)                                                        120,062
--------------------------------------------------------------------------------
FOREIGN & INTERNATIONAL AGENCY
  BONDS (DOLLAR DENOMINATED) (10.3%)
--------------------------------------------------------------------------------
  Asian Development Bank
    9.125%, 6/1/00                                            700            791
  Province of British Columbia
    7.00%, 1/15/03                                            400            426
  European Investment Bank
    8.875%, 3/1/01                                          1,100          1,255
  Hanson Overseas
    7.375%, 1/15/03                                         2,500          2,669
  International Bank for
    Reconstruction & Development
    8.125%, 3/1/01                                            700            778
    12.375%, 10/15/02                                       1,000          1,363
  KFW, Inc.
    7.625%, 2/15/04                                         3,875          4,279
    9.125%, 5/15/01                                           400            461

                                                             Face         Market
                                                           Amount          Value
                                                            (000)         (000)+
--------------------------------------------------------------------------------
  Province of Manitoba
    7.75%, 2/1/02                                       $   4,875      $   5,331
    8.75%, 5/15/01                                          1,000          1,131
    9.50%, 10/1/00                                            450            517
  National Westminster Bancorp Inc.
    9.375%, 11/15/03                                        1,000          1,197
    9.45%, 5/1/01                                             250            290
  New Zealand Government
    8.75%, 12/15/06                                           125            151
    10.625%, 11/15/05                                         600            803
  Noranda Inc.
    8.625%, 7/15/02                                           500            563
  Bank of Nova Scotia
    6.875%, 5/1/03                                            500            522
  Province of Ontario
    7.75%, 6/4/02                                             550            599
  Philips Electronics NV
    8.375%, 9/15/06                                         2,400          2,768
  Republic of Portugal
    5.75%, 10/8/03                                            600            595
  Province of Saskatchewan
    7.125%, 3/15/08                                           500            533
    8.00%, 7/15/04                                          3,700          4,124
  Kingdom of Thailand
    8.25%, 3/15/02                                          4,000          4,439
--------------------------------------------------------------------------------
TOTAL FOREIGN & INTERNATIONAL
  AGENCY BONDS (Cost $33,894)                                             35,585
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (1.5%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
  Collateralized by U.S. Government
    Obligations in a Pooled Cash
    Account 5.89%, 1/2/96
    (Cost $5,135)                                           5,135          5,135
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.6%)
  (Cost $323,956)                                                        340,952
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.4%)
--------------------------------------------------------------------------------
  Other Assets--Notes B and E                                             22,632
  Liabilities--Note E                                                    (17,952)
                                                                       ---------
                                                                           4,680
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
  Applicable to 33,335,270 outstanding
    $.001 par value shares
    (authorized 250,000,000 shares)                                     $345,632
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                 $10.37
================================================================================

+ See Note A to Financial Statements.

--------------------------------------------------------------------------------
AT DECEMBER 31, 1995,
  NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                           Amount            Per
                                                            (000)          Share
                                                         --------       --------
  Paid in Capital                                        $328,478         $ 9.85
  Undistributed Net
    Investment Income                                          --             --
  Accumulated Net
    Realized Gains                                            158            .01
  Unrealized Appreciation
    of Investments--Note D                                 16,996            .51
--------------------------------------------------------------------------------
NET ASSETS                                               $345,632         $10.37
--------------------------------------------------------------------------------

                                                             Face         Market
                                                           Amount          Value
LONG-TERM BOND PORTFOLIO                                    (000)         (000)+
--------------------------------------------------------------------------------
U.S. GOVERNMENT &
  AGENCY OBLIGATIONS (65.6%)
--------------------------------------------------------------------------------
  U.S. Treasury Bonds
    7.875%, 2/15/21                                     $     145      $     179
    8.125%, 8/15/19                                         1,635          2,056
    8.50%, 2/15/20                                            570            745
    8.75%, 5/15/17                                          3,695          4,887
    8.875%, 8/15/17-2/15/19                                 3,225          4,326
    9.125%, 5/15/18                                         2,820          3,876
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $14,448)                                                          16,069
--------------------------------------------------------------------------------
CORPORATE BONDS (24.1%)
--------------------------------------------------------------------------------
FINANCE (5.4%)
  BankAmerica Corp.
    7.625%, 6/15/04                                           200            216
  Chemical Bank Corp
    6.125%, 11/1/08                                           100             98
  Dean Witter Discover & Co.
    6.75%, 10/15/13                                           200            199
  Fleet Norstar Financial Corp.
    8.125%, 7/1/04                                            150            168
  Ford Motor Credit Corp.
    6.75%, 5/15/05                                            115            119
  Household Finance Corp.
    6.45%, 2/1/09                                              70             70
    7.65%, 5/15/07                                            150            165
  NationsBank, Inc.
    6.875%, 2/15/05                                            95             99
    7.25%, 10/15/25                                           125            130
  Norwest Corp.
    6.65%, 10/15/23                                            60             59
                                                                       ---------
        GROUP TOTAL                                                        1,323
                                                                       ---------
--------------------------------------------------------------------------------
INDUSTRIAL (9.0%)
  Archer-Daniels-Midland Co.
    8.875%, 4/15/11                                            80             98
  Auburn Hills
    12.00%, 5/1/20                                             60             94
  CSX Corp.
    8.625%, 5/15/22                                            25             30
    9.00%, 8/15/06                                             25             30
  Caterpillar, Inc.
    9.00%, 4/15/06                                            100            121
  Cyprus AMAX Minerals Co.
    7.375%, 5/15/07                                           200            215
  Deere & Co.
    8.50%, 1/9/22                                              40             48
  Eastman Chemical Co.
    7.25%, 1/15/24                                             75             79
  Ford Capital BV
    9.50%, 6/1/10                                             180            228
  International Paper Co.
    7.625%, 1/15/07                                            35             38
  May Department Stores Co.
    9.75%, 2/15/21                                             40             51
  Mobil Corp.
    7.625%, 2/23/33                                            80             87
  J.C. Penney Co.
    7.125%, 11/15/23                                          170            178
  Quaker State
    6.625%, 10/15/05                                          150            153
  Sears, Roebuck & Co.
    9.375%, 11/1/11                                           195            245
  Texaco Capital Corp.
    8.875%, 9/1/21                                            155            198
  Union Carbide Corp.
    7.875%, 4/1/23                                             70             78
  Union Oil of California
    9.125%, 2/15/06                                            90            108
  Union Pacific Corp.
    8.625%, 5/15/22                                            35             40
  Whirlpool Corp.
    9.10%, 2/1/08                                              60             73
                                                                       ---------
        GROUP TOTAL                                                        2,192
                                                                       ---------
--------------------------------------------------------------------------------
UTILITIES--ELECTRIC & GAS (6.2%)
  Alabama Power Co.
    8.75%, 12/1/21                                            140            149
  Arizona Public Service Co.
    8.00%, 2/1/25                                             315            335
  Cincinnati Gas & Electric Co.
    6.45%, 2/15/04                                            200            204
  Enron Corp.
    7.125%, 5/15/07                                           246            260
    7.625%, 9/10/04                                           200            218
  Texas Utilities Co.
    7.875%, 3/1/23                                             90             97
    8.75%, 11/1/23                                             50             55
  Union Electric Power Co.
    6.75%, 5/1/08                                             120            125
  Wisconsin Electric Power Co.
    7.70%, 12/15/27                                            75             79
                                                                       ---------
        GROUP TOTAL                                                        1,522
                                                                       ---------
--------------------------------------------------------------------------------
UTILITIES--TELEPHONE (3.5%)
  GTE Corp.
    8.75%, 11/1/21                                            250            307
  MCI Communications Corp.
    7.50%, 8/20/04                                            100            109
  Michigan Bell Telephone Co.
    7.50%, 2/15/23                                             40             43
  New England Telephone &
    Telegraph Co.
    6.875%, 10/1/23                                           110            111

                                                             Face         Market
                                                           Amount          Value
                                                            (000)         (000)+
--------------------------------------------------------------------------------
  Pacific Bell Corp.
    7.00%, 7/15/04                                      $     100      $     106
  Southern Bell Telephone Co.
    7.625%, 3/15/13                                            50             51
  Southwestern Bell Telephone Co.
    7.625%, 10/1/13                                            80             82
    7.625%, 3/1/23                                             45             48
                                                                       ---------
        GROUP TOTAL                                                          857
                                                                       ---------
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $5,451)                                                            5,894
--------------------------------------------------------------------------------
FOREIGN & INTERNATIONAL AGENCY
  BONDS (DOLLAR DENOMINATED) (9.7%)
--------------------------------------------------------------------------------
  British Columbia Hydro
    12.50%, 9/1/13                                            100            120
  Grand Metropolitan Investment Corp.
    9.00%, 8/15/11                                             75             93
  Inter-American Development Bank
    7.125%, 3/15/23                                            25             26
    8.50%, 3/15/11                                            110            134
  International Bank for Reconstruction
    & Development
    9.25%, 7/15/17                                            135            179
  KFW, Inc.
    7.625%, 2/15/04                                           350            386
  Province of Manitoba
    9.25%, 4/1/20                                             105            138
  National Westminster Bancorp Inc.
    9.375%, 11/15/03                                          150            180
  New Zealand Government
    8.75%, 12/15/06                                           200            242
    9.125%, 9/25/16                                            20             26
    9.875%, 1/15/11                                           100            134
  Philips Electronics NV
    8.375%, 9/15/06                                           150            173
  Province of Saskatchewan
    7.125%, 3/15/08                                           100            107
    7.375%, 7/15/13                                           400            430
--------------------------------------------------------------------------------
TOTAL FOREIGN & INTERNATIONAL
  AGENCY BONDS (Cost $2,191)                                               2,368
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (2.9%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
  Collateralized by U.S. Government
    Obligations in a Pooled Cash
    Account 5.89%, 1/2/96
    (Cost $708)                                               708            708
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.3%)
  (Cost $22,798)                                                          25,039
--------------------------------------------------------------------------------
                                                                          Market
                                                                           Value
                                                                          (000)+
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.3%)
--------------------------------------------------------------------------------
  Other Assets--Note B                                                   $   481
  Liabilities                                                             (1,038)
                                                                       ---------
                                                                            (557)
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
  Applicable to 2,262,171 outstanding
    $.001 par value shares
    (authorized 250,000,000 shares)                                      $24,482
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                 $10.82
================================================================================

+ See Note A to Financial Statements.

--------------------------------------------------------------------------------
AT DECEMBER 31, 1995,
  NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                           Amount            Per
                                                            (000)          Share
                                                         --------       --------
  Paid in Capital                                         $22,215        $  9.82
  Undistributed Net
    Investment Income                                          --             --
  Accumulated Net Realized Gains                               26            .01
  Unrealized Appreciation
    of Investments--Note D                                  2,241            .99
--------------------------------------------------------------------------------
NET ASSETS                                                $24,482         $10.82
--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS

                                                                   TOTAL BOND               SHORT-TERM
                                                             MARKET PORTFOLIO           BOND PORTFOLIO
------------------------------------------------------------------------------------------------------
                                                                   Year Ended               Year Ended
                                                            December 31, 1995        December 31, 1995
                                                                        (000)                    (000)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME
      Interest      . . . . . . . . . . . . . . .                    $151,035                 $  9,539
------------------------------------------------------------------------------------------------------
               Total Income   . . . . . . . . . .                     151,035                    9,539
------------------------------------------------------------------------------------------------------
   EXPENSES
      The Vanguard Group--Note B
         Investment Advisory Services   . . . . .          $  276                    $  16
         Management and Administrative  . . . . .           1,728                      156
         Shareholder Account Maintenance+   . . .           1,336                       46
         Marketing and Distribution+  . . . . . .             550       3,890           32         250
                                                           ------                    -----
      Taxes (other than income taxes)   . . . . .                         171                       11
      Custodian Fees  . . . . . . . . . . . . . .                         127                       17
      Auditing Fees   . . . . . . . . . . . . . .                          10                        8
      Shareholders' Reports+  . . . . . . . . . .                          75                        2
      Annual Meeting and Proxy Costs+   . . . . .                          28                        1
      Directors' Fees and Expenses  . . . . . . .                           8                       --
------------------------------------------------------------------------------------------------------
               Total Expenses   . . . . . . . . .                       4,309                      289
------------------------------------------------------------------------------------------------------
                  Net Investment Income   . . . .                     146,726                    9,250
------------------------------------------------------------------------------------------------------
REALIZED NET GAIN ON INVESTMENT
   SECURITIES SOLD    . . . . . . . . . . . . . .                       4,808                      539
------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF INVESTMENT SECURITIES    . .                     210,856                    6,934
------------------------------------------------------------------------------------------------------
               Net Increase in Net Assets
                  Resulting from Operations   . .                    $362,390                  $16,723
======================================================================================================

+ Expenses of the Total Bond Market Portfolio are:


------------------------------------------------------------------------
                                                    (000)
                                 ---------------------------------------
                                  Individual    Institutional
                                     Class          Class          Total
------------------------------------------------------------------------
Class-Specific Expenses:
  Shareholder Account Maintenance   $1,327           $  9         $1,336
  Marketing and Distribution           550             --            550
  Shareholders' Reports                 75             --             75
  Annual Meeting and Proxy Costs        28             --             28
                                    ------                        ------
Total Class-Specific Expenses        1,980              9          1,989
All Other Portfolio Expenses         2,248             72          2,320
                                    ------                        ------
Total Expenses                      $4,228            $81         $4,309
------------------------------------------------------------------------

The Institutional Class commenced operations September 18, 1995. See Note C.

                                                            INTERMEDIATE-TERM                LONG-TERM
                                                               BOND PORTFOLIO           BOND PORTFOLIO
------------------------------------------------------------------------------------------------------
                                                                   Year Ended               Year Ended
                                                            December 31, 1995        December 31, 1995
                                                                        (000)                    (000)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME
      Interest      . . . . . . . . . . . . . . .                     $13,640                   $1,002
------------------------------------------------------------------------------------------------------
               Total Income   . . . . . . . . . .                      13,640                    1,002
------------------------------------------------------------------------------------------------------
   EXPENSES
      The Vanguard Group--Note B
         Investment Advisory Services   . . . . .           $  18                       $2
         Management and Administrative  . . . . .             205                       --
         Shareholder Account Maintenance  . . . .              90                        2
         Marketing and Distribution   . . . . . .              39         352            2           6
                                                            -----                       --
      Taxes (other than income taxes)   . . . . .                          15                        1
      Custodian Fees  . . . . . . . . . . . . . .                          19                       13
      Auditing Fees   . . . . . . . . . . . . . .                           8                        7
      Shareholders' Reports   . . . . . . . . . .                           4                        1
      Annual Meeting and Proxy Costs  . . . . . .                           1                       --
      Directors' Fees and Expenses  . . . . . . .                           1                       --
------------------------------------------------------------------------------------------------------
               Total Expenses   . . . . . . . . .                         400                       28
------------------------------------------------------------------------------------------------------
                  Net Investment Income   . . . .                      13,240                      974
------------------------------------------------------------------------------------------------------
REALIZED NET GAIN ON INVESTMENT
   SECURITIES SOLD    . . . . . . . . . . . . . .                       1,817                      134
------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF INVESTMENT SECURITIES    . .                      20,339                    2,639
------------------------------------------------------------------------------------------------------
                  Net Increase in Net Assets
                     Resulting from Operations  .                     $35,396                   $3,747
======================================================================================================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              TOTAL BOND MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED     Year Ended
                                                                              DECEMBER 31,   December 31,
                                                                                      1995           1994
                                                                                     (000)          (000)
---------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income  . . . . . . . . . . . . . . . . . . . . . . . . .     $  146,726    $   108,270
   Realized Net Gain (Loss)   . . . . . . . . . . . . . . . . . . . . . . .          4,808        (10,960)
   Change in Unrealized Appreciation (Depreciation)   . . . . . . . . . . .        210,856       (139,346)
---------------------------------------------------------------------------------------------------------
            Net Increase (Decrease) in Net Assets
               Resulting from Operations  . . . . . . . . . . . . . . . . .        362,390        (42,036)
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income
      Individual Class  . . . . . . . . . . . . . . . . . . . . . . . . . .       (141,500)      (108,270)
      Institutional Class   . . . . . . . . . . . . . . . . . . . . . . . .         (5,226)            --
   Realized Net Gain
      Individual Class  . . . . . . . . . . . . . . . . . . . . . . . . . .             --           (311)
---------------------------------------------------------------------------------------------------------
            Total Distributions   . . . . . . . . . . . . . . . . . . . . .       (146,726)      (108,581)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INDIVIDUAL CLASS (1)
   Issued     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,132,841        801,705
   Issued In Lieu of Cash Distributions   . . . . . . . . . . . . . . . . .        121,731         89,968
   Redeemed   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (787,427)      (550,589)
---------------------------------------------------------------------------------------------------------
            Net Increase--Individual Class  . . . . . . . . . . . . . . . .        467,145        341,084
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL CLASS (2)
   Issued     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        403,027             --
   Issued In Lieu of Cash Distributions   . . . . . . . . . . . . . . . . .          3,862             --
   Redeemed   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (2,189)            --
---------------------------------------------------------------------------------------------------------
            Net Increase--Institutional Class   . . . . . . . . . . . . . .        404,700             --
---------------------------------------------------------------------------------------------------------
            Total Increase  . . . . . . . . . . . . . . . . . . . . . . . .      1,087,509        190,467
---------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . .      1,730,708      1,540,241
---------------------------------------------------------------------------------------------------------
   End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $2,818,217     $1,730,708
=========================================================================================================
   (1)   Shares Issued and Redeemed--Individual Class
         Issued   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        116,319         84,134
         Issued in Lieu of Cash Distributions   . . . . . . . . . . . . . .         12,465          9,518
         Redeemed   . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (80,354)       (57,903)
---------------------------------------------------------------------------------------------------------
                                                                                    48,430         35,749
---------------------------------------------------------------------------------------------------------
   (2)   Shares Issued and Redeemed--Institutional Class
         Issued   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,585             --
         Issued in Lieu of Cash Distributions   . . . . . . . . . . . . . .            384             --
         Redeemed   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (216)            --
---------------------------------------------------------------------------------------------------------
                                                                                    40,753             --
---------------------------------------------------------------------------------------------------------

                                                                                SHORT-TERM BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED     March 1 to
                                                                              DECEMBER 31,   December 31,
                                                                                      1995           1994
                                                                                     (000)          (000)
---------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income  . . . . . . . . . . . . . . . . . . . . . . . . .      $   9,250       $  2,943
   Realized Net Gain (Loss)   . . . . . . . . . . . . . . . . . . . . . . .            539           (447)
   Change in Unrealized Appreciation (Depreciation)   . . . . . . . . . . .          6,934         (2,532)
---------------------------------------------------------------------------------------------------------
            Net Increase (Decrease) in Net Assets
               Resulting from Operations  . . . . . . . . . . . . . . . . .         16,723            (36)
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income  . . . . . . . . . . . . . . . . . . . . . . . . .         (9,250)        (2,943)
   Realized Net Gain  . . . . . . . . . . . . . . . . . . . . . . . . . . .             --             --
---------------------------------------------------------------------------------------------------------
            Total Distributions   . . . . . . . . . . . . . . . . . . . . .         (9,250)        (2,943)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1)
   Issued     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        140,245         88,437
   Issued In Lieu of Cash Distributions   . . . . . . . . . . . . . . . . .          8,107          2,476
   Redeemed   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (25,210)       (10,952)
---------------------------------------------------------------------------------------------------------
            Net Increase from Capital Share Transactions  . . . . . . . . .        123,142         79,961
---------------------------------------------------------------------------------------------------------
            Total Increase  . . . . . . . . . . . . . . . . . . . . . . . .        130,615         76,982
---------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . .         76,982             --
---------------------------------------------------------------------------------------------------------
   End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $207,597        $76,982
=========================================================================================================
   (1)   Shares Issued and Redeemed
         Issued   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,263          8,976
         Issued in Lieu of Cash Distributions   . . . . . . . . . . . . . .            818            256
         Redeemed   . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (2,567)        (1,132)
---------------------------------------------------------------------------------------------------------
                                                                                    12,514          8,100
---------------------------------------------------------------------------------------------------------

                                                                INTERMEDIATE-TERM                        LONG-TERM
                                                                   BOND PORTFOLIO                   BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED      March 1 to       YEAR ENDED      March 1 to
                                                     DECEMBER 31,    December 31,     DECEMBER 31,    December 31,
                                                             1995            1994             1995            1994
                                                            (000)           (000)            (000)           (000)
------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income  . . . . . . . . . . . . . .   $  13,240        $  3,026          $   974       $     361
   Realized Net Gain (Loss)   . . . . . . . . . . . .       1,817            (771)             134             (54)
   Change in Unrealized Appreciation (Depreciation)        20,339          (3,343)           2,639            (398)
------------------------------------------------------------------------------------------------------------------
         Net Increase (Decrease) in Net Assets
               Resulting from Operations  . . . . . .      35,396          (1,088)           3,747             (91)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income  . . . . . . . . . . . . . .     (13,240)         (3,026)            (974)           (361)
   Realized Net Gain  . . . . . . . . . . . . . . . .        (888)             --              (54)             --
------------------------------------------------------------------------------------------------------------------
         Total Distributions  . . . . . . . . . . . .     (14,128)         (3,026)          (1,028)           (361)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1)
   Issued           . . . . . . . . . . . . . . . . .     294,078          81,755           18,312          11,072
   Issued In Lieu of Cash Distributions   . . . . . .      12,148           2,387              741             257
   Redeemed         . . . . . . . . . . . . . . . . .     (53,262)         (8,628)          (5,884)         (2,283)
------------------------------------------------------------------------------------------------------------------
         Net Increase from Capital Share Transactions     252,964          75,514           13,169           9,046
-------------------------------------------------------------------------------------------------------------------
         Total Increase   . . . . . . . . . . . . . .     274,232          71,400           15,888           8,594
------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period  . . . . . . . . . . . . . . .      71,400              --            8,594              --
------------------------------------------------------------------------------------------------------------------
   End of Period    . . . . . . . . . . . . . . . . .    $345,632         $71,400          $24,482        $  8,594
==================================================================================================================
   (1)   Shares Issued and Redeemed
         Issued     . . . . . . . . . . . . . . . . .      29,647           8,449            1,816           1,180
         Issued in Lieu of Cash Distributions   . . .       1,208             254               73              28
         Redeemed   . . . . . . . . . . . . . . . . .      (5,300)           (922)            (586)           (249)
------------------------------------------------------------------------------------------------------------------
                                                           25,555           7,781            1,303             959
------------------------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                                                                    TOTAL BOND MARKET PORTFOLIO--INDIVIDUAL CLASS
-----------------------------------------------------------------------------------------------------------------------
                                                                               Year Ended December 31,
                                                               --------------------------------------------------------
For a Share Outstanding Throughout Each Year  . . . .             1995        1994         1993        1992        1991
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  . . . . . . . . .          $  9.17      $10.06       $ 9.88       $9.99       $9.41
                                                               -------      ------       ------       -----       -----
INVESTMENT OPERATIONS
   Net Investment Income    . . . . . . . . . . . . .             .650        .622         .638        .699        .766
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . . . .             .970       (.888)        .300       (.018)       .605
                                                               -------      ------       ------       -----       -----
         TOTAL FROM INVESTMENT OPERATIONS   . . . . .            1.620       (.266)        .938        .681       1.371
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income   . . . . . .            (.650)      (.622)       (.638)      (.699)      (.766)
   Distributions from Realized Capital Gains  . . . .               --       (.002)       (.120)      (.092)      (.025)
                                                               -------      ------       ------       -----       -----
         TOTAL DISTRIBUTIONS    . . . . . . . . . . .            (.650)      (.624)       (.758)      (.791)      (.791)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR  . . . . . . . . . . . .           $10.14      $ 9.17       $10.06       $9.88       $9.99
=======================================================================================================================
TOTAL RETURN(1)   . . . . . . . . . . . . . . . . . .          +18.18%      -2.66%       +9.68%      +7.14%     +15.25%
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Year (Millions)  . . . . . . . . .           $2,405      $1,731       $1,540      $1,066        $849
Ratio of Expenses to Average Net Assets . . . . . . .             .20%        .18%         .18%        .20%        .16%
Ratio of Net Investment Income to
   Average Net Assets   . . . . . . . . . . . . . . .            6.66%       6.57%        6.24%       7.06%       7.95%
Portfolio Turnover Rate . . . . . . . . . . . . . . .              36%         33%          50%         49%         31%
-----------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not reflect the annual account maintenance fee of $10.

                                                                       TOTAL BOND MARKET PORTFOLIO--INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------
                                                                                                SEPTEMBER 18, 1995+, TO
For a Share Outstanding Throughout Each Period                                                        December 31, 1995
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . . . . . . . . . . . . . .                               $  9.87
                                                                                                                -------
INVESTMENT OPERATIONS
   Net Investment Income    . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  .174
   Net Realized and Unrealized Gain (Loss) on Investments . . . . . . . . . . . .                                  .270
                                                                                                                -------
         TOTAL FROM INVESTMENT OPERATIONS   . . . . . . . . . . . . . . . . . . .                                  .444
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income   . . . . . . . . . . . . . . . . . . . .                                 (.174)
   Distributions from Realized Capital Gains  . . . . . . . . . . . . . . . . . .                                    --
                                                                                                                -------
         TOTAL DISTRIBUTIONS    . . . . . . . . . . . . . . . . . . . . . . . . .                                 (.174)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . . . . . . . . . . . . . .                               $ 10.14
=======================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                +4.53%
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . . . . . . . . . . . . . . . . . .                                  $413
Ratio of Expenses to Average Net Assets . . . . . . . . . . . . . . . . . . . . .                                 .10%*
Ratio of Net Investment Income to Average Net Assets  . . . . . . . . . . . . . .                                6.48%*
Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                   36%
-----------------------------------------------------------------------------------------------------------------------

* Annualized.

+ Commencement of Operations.

                                                                             SHORT-TERM               INTERMEDIATE-TERM
                                                                         BOND PORTFOLIO                  BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                                            Year Ended      March 1+ to      Year Ended     March 1+ to
                                                          December 31,     December 31,    December 31,     December 31
For a Share Outstanding Throughout Each Period                    1995             1994            1995            1994
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . .           $ 9.50           $10.00          $ 9.18          $10.00
                                                                ------           ------          ------          ------
INVESTMENT OPERATIONS
   Net Investment Income    . . . . . . . . . . . . .             .623             .463            .661            .533
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . . . .             .570            (.500)          1.217           (.820)
                                                                ------           ------          ------          ------
         TOTAL FROM INVESTMENT OPERATIONS   . . . . .            1.193            (.037)          1.878           (.287)
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income   . . . . . .            (.623)           (.463)          (.661)          (.533)
   Distributions from Realized Capital Gains  . . . .               --               --           (.027)             --
                                                                ------           ------          ------          ------
         TOTAL DISTRIBUTIONS    . . . . . . . . . . .            (.623)           (.463)          (.688)          (.533)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . .           $10.07           $ 9.50          $10.37          $ 9.18
=======================================================================================================================
TOTAL RETURN(1)   . . . . . . . . . . . . . . . . . .          +12.88%           -0.37%         +21.07%          -2.88%
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . . . .             $208              $77            $346             $71
Ratio of Expenses to Average Net Assets . . . . . . .             .20%            .18%*            .20%           .18%*
Ratio of Net Investment Income to
   Average Net Assets   . . . . . . . . . . . . . . .            6.28%           5.77%*           6.55%          6.88%*
Portfolio Turnover Rate . . . . . . . . . . . . . . .              65%              53%             71%             63%
-----------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not reflect the annual account maintenance fee of $10.

* Annualized.

+ Subscription period for the Portfolio was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.

                                                                                               LONG-TERM BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED                     March 1+ to
For a Share Outstanding Throughout Each Period                        DECEMBER 31, 1995               December 31, 1994
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . . . . .                  $ 8.96                          $10.00
                                                                                 ------                          ------
INVESTMENT OPERATIONS
   Net Investment Income    . . . . . . . . . . . . . . . . . .                    .692                            .586
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . . . . . . . . .                   1.884                          (1.040)
                                                                                 ------                          ------
         TOTAL FROM INVESTMENT OPERATIONS   . . . . . . . . . .                   2.576                           (.454)
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income   . . . . . . . . . . .                   (.692)                          (.586)
   Distributions from Realized Capital Gains  . . . . . . . . .                   (.024)                             --
                                                                                 ------                          ------
         TOTAL DISTRIBUTIONS    . . . . . . . . . . . . . . . .                   (.716)                          (.586)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . . . . .                  $10.82                          $ 8.96
=======================================================================================================================
TOTAL RETURN(1) . . . . . . . . . . . . . . . . . . . . . . . .                 +29.72%                          -4.53%
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . . . . . . . . .                     $24                              $9
Ratio of Expenses to Average Net Assets . . . . . . . . . . . .                    .20%                           .18%*
Ratio of Net Investment Income to
   Average Net Assets   . . . . . . . . . . . . . . . . . . . .                   6.90%                          7.70%*
Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . .                     45%                             70%
-----------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not reflect the annual account maintenance fee of $10.

* Annualized.

+ Subscription period for the Portfolio was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.


                         NOTES TO FINANCIAL STATEMENTS

Vanguard Bond Index Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company and consists of the Total Bond Market, Short-Term Bond, Intermediate-Term Bond, and Long-Term Bond Portfolios. Certain of the Fund's investments are in corporate debt instruments; the issuers' abilities to meet these obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of financial statements.

1. SECURITY VALUATION: Securities are valued utilizing the latest bid prices and on the basis of a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at cost which approximates market.

2. FEDERAL INCOME TAXES: Each Portfolio of the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Each Portfolio of the Fund, along with other members of The Vanguard Group of Investment Companies, transfers uninvested cash balances into a Pooled Cash Account, the daily aggregate of which is invested in repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of each repurchase agreement. Provisions of the agreement require that the market value of this collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Distributions from net investment income are declared on a daily basis payable on the first business day of the following month. Discounts and premiums on securities purchased are amortized to interest income over the lives of the respective securities.

B. The Vanguard Group, Inc. furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the Fund under methods approved by the Board of Trustees. At December 31, 1995, the Fund had contributed capital of $388,000 to Vanguard (included in Other Assets), representing 1.9% of Vanguard's capitalization. The Fund's trustees and officers are also directors and officers of Vanguard.

C. The Total Bond Market Portfolio offers two classes of shares, the Individual Class and the Institutional Class. Institutional shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $10 million. Individual shares are offered to all other investors. Both classes of shares have equal rights as to assets and earnings, except that each class bears certain class-specific expenses related to its shareholder activity.

D. During the year ended December 31, 1995, purchases and sales of investment securities, other than U.S. Government securities and temporary cash investments, were:

-------------------------------------------------------
                                        (000)
                               ------------------------
Portfolio                      Purchases          Sales
-------------------------------------------------------
TOTAL BOND MARKET               $522,435        $58,266
SHORT-TERM BOND                   46,906            508
INTERMEDIATE-TERM BOND           117,252            569
LONG-TERM BOND                     4,574            136
-------------------------------------------------------

Purchases and sales of U.S. Government securities were:

-------------------------------------------------------
                                        (000)
                               ------------------------
Portfolio                      Purchases          Sales
-------------------------------------------------------
TOTAL BOND MARKET             $1,211,026       $732,488
SHORT-TERM BOND                  166,630         92,506
INTERMEDIATE-TERM BOND           268,787        140,453
LONG-TERM BOND                    15,123          6,268
-------------------------------------------------------

At December 31, 1995, the Total Bond Market Portfolio had available a capital loss carryforward of $7,307,000 to offset future net capital gains through December 31, 2002.

At December 31, 1995, unrealized appreciation of investment securities for financial reporting and Federal income tax purposes were:

-------------------------------------------------------------
                                    (000)
                 --------------------------------------------
                   Appreciated   Depreciated   Net Unrealized
Portfolio          Securities    Securities     Appreciation
-------------------------------------------------------------
TOTAL BOND MARKET   $122,992       $(2,996)          $119,996
SHORT-TERM BOND        4,408            (6)             4,402
INTERMEDIATE-TERM
  BOND                16,996            --             16,996
LONG-TERM BOND         2,244            (3)             2,241
-------------------------------------------------------------

E. The market values of securities on loan to broker/dealers at December 31, 1995, and collateral received with respect to such loans, were:

-------------------------------------------------------------
                                    (000)
                 --------------------------------------------
                                      Collateral Received
                                   --------------------------
                  Market Value                 Market Value
                    of Loaned                of U.S. Treasury
Portfolio          Securities       Cash        Securities
-------------------------------------------------------------
TOTAL BOND MARKET    $43,519       $40,794             $3,497
SHORT-TERM BOND       12,947        13,177                 --
INTERMEDIATE-TERM
  BOND                21,621        14,867              7,219

Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.


                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees
Vanguard Bond Index Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Total Bond Market, Short-Term Bond, Intermediate-Term Bond, and Long-Term Bond Portfolios of Vanguard Bond Index Fund (the "Fund") at December 31, 1995, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Thirty South Seventeenth Street
Philadelphia, Pennsylvania 19103
January 31, 1996

                             TRUSTEES AND OFFICERS

JOHN C. BOGLE, Chairman and Chief Executive Officer
Chairman and Director of The Vanguard Group, Inc., and of each of the investment companies in The
Vanguard Group.

JOHN J. BRENNAN, President
President and Director of The Vanguard Group, Inc., and of each of the investment companies in The
Vanguard Group.

ROBERT E. CAWTHORN, Chairman of Rhone-Poulenc
Rorer Inc.; Director of Sun Company, Inc.

BARBARA BARNES HAUPTFUHRER, Director of The Great
Atlantic and Pacific Tea Co., Alco Standard Corp.,
Raytheon Co., Knight-Ridder, Inc., and Massachusetts
Mutual Life Insurance Co.

BRUCE K. MacLAURY, President of The Brookings
Institution; Director of American Express Bank Ltd. and
The St. Paul Companies, Inc.

BURTON G. MALKIEL, Chemical Bank Chairman's
Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Amdahl Corp.,
Baker Fentress & Co., The Jeffrey Co., and Southern
New England Communications Co.

ALFRED M. RANKIN, JR., Chairman, President, and
Chief Executive Officer of NACCO Industries, Inc.;
Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature Conservancy; formerly, Director and
Senior Partner of McKinsey & Co. and President of New
York University; Director of Pacific Gas and Electric Co.
and NACCO Industries.

JAMES O. WELCH, JR., Retired Chairman of Nabisco
Brands, Inc.; retired Vice Chairman and Director of RJR
Nabisco; Director of TECO Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON, Chairman and Chief Executive
Officer of Rohm & Haas Co.; Director of Cummins
Engine Co.; Trustee of Vanderbilt University.


OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice
President and Secretary of The Vanguard Group, Inc.;
Secretary of each of the investment companies in The
Vanguard Group.

RICHARD F. HYLAND, Treasurer; Treasurer of The
Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Vice President of The
Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


OTHER VANGUARD GROUP OFFICERS

ROBERT A. DiSTEFANO                  IAN A. MacKINNON
Senior Vice President                Senior Vice President
Information Technology               Fixed Income Group

JEREMY G. DUFFIELD                   F. WILLIAM McNABB III
Senior Vice President                Senior Vice President
Planning & Development               Institutional

JAMES H. GATELY                      RALPH K. PACKARD
Senior Vice President                Senior Vice President
Individual Investor Group            Chief Financial Officer

                          THE VANGUARD FAMILY OF FUNDS


                           EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
Vanguard/Windsor Fund
Vanguard/Windsor II
Vanguard Equity Income Fund
Vanguard Quantitative Portfolios
Vanguard/Trustees' Equity Fund
 U.S. Portfolio
Vanguard Convertible
 Securities Fund

BALANCED FUNDS
Vanguard/Wellington Fund
Vanguard/Wellesley Income Fund
Vanguard STAR Portfolio
Vanguard Asset Allocation Fund
Vanguard LIFEStrategy Funds

GROWTH FUNDS
Vanguard/Morgan Growth Fund
Vanguard/PRIMECAP Fund
Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
Vanguard Explorer Fund
Vanguard Specialized Portfolios
Vanguard Horizon Fund
 Global Equity Portfolio
 Global Asset Allocation Portfolio
 Capital Opportunity Portfolio
 Aggressive Growth Portfolio

INTERNATIONAL FUNDS
Vanguard International
 Growth Portfolio
Vanguard/Trustees' Equity Fund
 International Portfolio


                                  INDEX FUNDS

Vanguard Index Trust
 500 Portfolio
 Total Stock Market Portfolio
 Extended Market Portfolio
 Growth Portfolio
 Value Portfolio
 Small Capitalization Stock Portfolio

Vanguard Tax-Managed Fund
Vanguard Balanced Index Fund
Vanguard Bond Index Fund
 Total Bond Market Portfolio
 Short-Term Bond Portfolio
 Intermediate-Term Bond Portfolio
 Long-Term Bond Portfolio

Vanguard International Equity
 Index Fund
 European Portfolio
 Pacific Portfolio
 Emerging Markets Portfolio


                               FIXED INCOME FUNDS

MONEY MARKET FUNDS
Vanguard Money Market Reserves
Vanguard Admiral Fund
 U.S. Treasury Money Market Portfolio

TAX-EXEMPT MONEY MARKET FUNDS
Vanguard Municipal Bond Fund
 Money Market Portfolio
Vanguard State Tax-Free Funds
 Money Market Portfolios
 (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
Vanguard Municipal Bond Fund
Vanguard State Tax-Free Funds
 Insured Longer-Term Portfolios
 (CA, FL, NJ, NY, OH, PA)

INCOME FUNDS
Vanguard Fixed Income
 Securities Fund
Vanguard Admiral Fund
Vanguard Preferred Stock Fund

                           [THE VANGUARD GROUP LOGO]

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. All Funds in the Vanguard Family are offered by prospectus only.

                           Vanguard Financial Center
                        Valley Forge, Pennsylvania 19482

                            New Account Information:
                                1 (800) 662-7447

                         Shareholder Account Services:
                                1 (800) 662-2739

                                   Q840-12/95

ON OUR COVER: On the evening of August 1, 1798, Lord Horatio Nelson sailed his flagship, HMS Vanguard, into Egypt's Aboukir Bay. In a night encounter, the British fleet annihilated Napoleon Bonaparte's ships of the line in what is still considered to be the most complete victory ever recorded in naval history. Our Report's cover illustration is Thomas Luny's 1830 painting, The Battle Of The Nile, in which the French flagship, L'Orient, is shown as it exploded at 10:00 p.m. under a gibbous moon.

                            VANGUARD BOND INDEX FUND
                                 EDGAR APPENDIX

This appendix describes the components of the printed version of this report that do not translate into a format acceptable to the EDGAR system.

The cover of the printed version of this report features Thomas Luny's 1830 painting "The Battle Of The Nile"

A photograph of John C. Brennan and John C. Bogle appears on the inside cover top-center.

A running head featuring a sword, helmet, gloves and battleships in the background appear at the top of pages one through eight.

Yield chart between Three-Year U.S. Treasury Note, Ten-Year U.S. Treasury Bond and Thirty-Year U.S. Treasury Bond for the fiscal years 1990 through 1995 appears at the top of page two.

Line charts illustrating cumulative performance between the Total Bond Market Portfolio, Lehman Aggregate Bond Index and Average Fixed Income Fund, average Annual Total Returns for the period December 11, 1986, to December 31, 1995 appears at the top of page four.

Pie charts illustrating the Composition of Lehman Bond Indexes appears at the bottom of page five.

Line charts illustrating cumulative performance between the Vanguard Short-Term Portfolio, Average Short-Term Bond Fund and Lehman Short-Term Bond Index, average Annual Total Returns for the period March 1, 1994, to December 31, 1995 appears at the top of page seven.

Line charts illustrating cumulative performance between the Vanguard Intermediate-Term Portfolio, Lehman Intermediate-Term Bond Index, and Average Intermediate-Term Bond Fund, average Annual Total Returns for the period March 1, 1994, to December 31, 1995 appears in the middle of page seven.

Line charts illustrating cumulative performance between the Vanguard Long-Term Portfolio, Lehman Long-Term Bond Index, and Average Long-Term Bond Fund, average Annual Total Returns of the period March 1, 1994, to December 31, 1995 appears at the bottom of page seven.

A running head featuring a cannon and battleships in the background appears at the top of page nine.

A running head featuring open log book, pen and battleships in the background appears at the top of pages ten through thirty four.

A running head featuring a sextant, a map, and battleships in the background appears at the top of page thirty six.

A running head featuring birds flying and ships in the background appears at the top of the inside back cover.